Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLSAX
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLSCX
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLSRX
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGUIX
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AELSX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNAX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNCX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNRX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNIX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNSX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSXAX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSXCX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNSRX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCIX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSXIX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXXAX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXXCX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGLRX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGLIX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXXIX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPAX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPCX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPRX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPIX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPSX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Aberdeen Emerging Markets Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEGAX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Aberdeen Emerging Markets Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEGCX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Aberdeen Emerging Markets Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMRX
Aberdeen Global Financial Services Fund (Prospectus Summary) | Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLFAX
Aberdeen Global Financial Services Fund (Prospectus Summary) | Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLFCX
Aberdeen Global Financial Services Fund (Prospectus Summary) | Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLFRX
Aberdeen Global Financial Services Fund (Prospectus Summary) | Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLFIX
Aberdeen Global Financial Services Fund (Prospectus Summary) | Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFISX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Aberdeen International Equity Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGAX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Aberdeen International Equity Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGCX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Aberdeen International Equity Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRRX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Aberdeen International Equity Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGIX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Aberdeen International Equity Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGSX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLAX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLCX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWLRX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWLIX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLSX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODAX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODCX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODRX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODIX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODSX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMAAX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMACX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMRRX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMAIX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAMSX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMAX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMCX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAGRX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMIX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAASX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVAAX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAACX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAARX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAAIX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVISX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GASAX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAMCX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GASRX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GASIX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAISX
Aberdeen Asia Bond Institutional Fund (Prospectus Summary) | Aberdeen Asia Bond Institutional Fund | Aberdeen Asia Bond Institutional Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSABX
Aberdeen Asia Bond Institutional Fund (Prospectus Summary) | Aberdeen Asia Bond Institutional Fund | Aberdeen Asia Bond Institutional Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABISX
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAPIX
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Service Class.
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAPEX
Aberdeen Emerging Markets Institutional Fund (Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Aberdeen Emerging Markets Institutional Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABEMX
Aberdeen Emerging Markets Institutional Fund (Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Aberdeen Emerging Markets Institutional Fund Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMSX
Aberdeen International Equity Institutional Fund (Prospectus Summary) | Aberdeen International Equity Institutional Fund | Aberdeen International Equity Institutional Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPIEX
Aberdeen International Equity Institutional Fund (Prospectus Summary) | Aberdeen International Equity Institutional Fund | Aberdeen International Equity Institutional Fund Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIESX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCDFX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCDCX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBHX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIVX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBKX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CUGAX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGBCX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGCRX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGCIX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFIX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WVCCX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPVCX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPVAX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABNIX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGISX
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Aberdeen Tax-Free Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTFAX
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Aberdeen Tax-Free Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTICX
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Aberdeen Tax-Free Income Fund Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NATFX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUDAX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUSCX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUSRX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUDIX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUSIX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADLAX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADLCX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AECRX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDSX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Insititutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDIX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDAX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDCX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDRX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDSX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDIX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBAX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBCX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBRX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBMX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBDX

Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund
Aberdeen Equity Long-Short Fund
Objective
The Aberdeen Equity Long-Short Fund (the "Long-Short Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Long-Short Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Equity Long-Short Fund		Aberdeen Equity Long-Short Fund Class A	Aberdeen Equity Long-Short Fund Class C	Aberdeen Equity Long-Short Fund Class R	Aberdeen Equity Long-Short Fund Institutional Class	Aberdeen Equity Long-Short Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Equity Long-Short Fund		Aberdeen Equity Long-Short Fund Class A	Aberdeen Equity Long-Short Fund Class C	Aberdeen Equity Long-Short Fund Class R	Aberdeen Equity Long-Short Fund Institutional Class	Aberdeen Equity Long-Short Fund Institutional Service Class
Management Fees		1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.28%	0.25%	0.30%	0.25%	0.38%
Short-Sale Dividend Expenses		0.0043	0.0043	0.0043	0.0043	0.0043
Acquired fund fees and expenses		0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		2.14%	2.86%	2.41%	1.86%	1.99%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		2.14%	2.86%	2.41%	1.86%	1.99%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.40% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Long-Short Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Equity Long-Short Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Equity Long-Short Fund Class A	780	1,206	1,658	2,905
Aberdeen Equity Long-Short Fund Class C	389	886	1,508	3,185
Aberdeen Equity Long-Short Fund Class R	244	751	1,285	2,746
Aberdeen Equity Long-Short Fund Institutional Class	189	585	1,006	2,180
Aberdeen Equity Long-Short Fund Institutional Service Class	202	624	1,073	2,317

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Equity Long-Short Fund Aberdeen Equity Long-Short Fund Class C	289	886	1,508	3,185

Portfolio Turnover
The Long-Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 152.09% of the average value of its portfolio.

Principal Strategies
The Long-Short Fund seeks to achieve its objective regardless of market conditions through the purchase and short sale of equity securities of U.S.
companies of any size. The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other instruments) with prices linked to the value of common stocks. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are organized under the laws of the United States, have their principal places of business in the
United States, or whose stock is traded primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Long-Short Fund.

The Fund's investment team takes long positions in companies by employing a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation.

Simultaneously, the Fund intends to engage in short sales of stock of companies which the investment team believes:

†          have earnings that appear to be reflected in the current price;

†          are likely to fall short of expectations;

†          are in industries exhibiting structural weaknesses;

†          have poor quality management; or

†          are likely to suffer an event affecting long-term earnings power.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. In engaging in short sales, the Fund will profit or incur a loss depending on whether the value of the underlying stock decreases, as anticipated, or instead increases, between the time the stock is sold and when the Fund purchases its replacement.

In addition, the Long-Short Fund may effect strategic paired trades, taking both long and short positions in companies in order to remove much of the market and sector impact on performance. While the Fund's securities may be held either long or short, no security will at the same time be held both long and short.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Long-Short Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Strategy Risk - the strategy used by the Fund's investment team may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to stock market movements, capitalization, sector swings or other risk factors.

Short Sales Risk - the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

Leverage Risk - the use of leverage may exaggerate changes in the net asset value ("NAV") of Fund shares and thus result in increased volatility of returns.

Small- and Mid-Cap Securities Risk - in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Portfolio Turnover - a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund") from June 22,
2003 to June 22, 2008. The returns prior to June 22, 2003 reflect the performance of another predecessor fund (the "Second Predecessor Fund"), which was acquired by the Predecessor Fund. The Long-Short Fund adopted the performance of the Predecessor Fund as the result of a reorganization on
June 23, 2008 in which the Long-Short Fund acquired all of the assets, subject to the liabilities, of the Predecessor and Second Predecessor Fund. The
Long-Short Fund and the Predecessor and Second Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the
Predecessor and Second Predecessor Funds have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Long-Short Fund. The bar chart shows how the Fund's annual total returns for
Class C have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index and the Citigroup 3-Month Treasury Bill Index, an unmanaged index that is generally representative of the average of the last 3-month
Treasury bill issues (excluding the current month-end bills).  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class C Shares (Years Ended December 31)

Best Quarter:  10.80% - 4th quarter 2003

Worst Quarter: -17.83% - 3rd quarter 2001

After-tax returns are shown in the following table for Class C shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Equity Long-Short Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Aberdeen Equity Long-Short Fund Class A	Class A shares - Before Taxes	(1.37%)	2.21%	0.24%
Aberdeen Equity Long-Short Fund Class C	Class C shares - Before Taxes	2.90%	2.71%	0.10%
Aberdeen Equity Long-Short Fund Class R	Class R shares - Before Taxes	4.28%	3.07%	0.62%
Aberdeen Equity Long-Short Fund Institutional Class	Institutional Class shares - Before Taxes	4.86%	3.69%	1.01%
Aberdeen Equity Long-Short Fund Institutional Service Class	Institutional Service Class shares - Before Taxes	4.77%	3.67%	1.00%
After Taxes on Distributions Aberdeen Equity Long-Short Fund Class C	Class C shares - After Taxes on Distributions	2.90%	2.58%	(1.31%)
After Taxes on Distributions and Sales Aberdeen Equity Long-Short Fund Class C	Class C shares - After Taxes on Distributions and Sales of Shares	1.88%	2.24%	(0.78%)
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Equity Long-Short Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Equity Long-Short Fund (the "Long-Short Fund" or the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Long-Short Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Long-Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 152.09% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	152.09%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Long-Short Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Long-Short Fund seeks to achieve its objective regardless of market conditions through the purchase and short sale of equity securities of U.S.
companies of any size. The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other instruments) with prices linked to the value of common stocks. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are organized under the laws of the United States, have their principal places of business in the
United States, or whose stock is traded primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Long-Short Fund.

The Fund's investment team takes long positions in companies by employing a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation.

Simultaneously, the Fund intends to engage in short sales of stock of companies which the investment team believes:

†          have earnings that appear to be reflected in the current price;

†          are likely to fall short of expectations;

†          are in industries exhibiting structural weaknesses;

†          have poor quality management; or

†          are likely to suffer an event affecting long-term earnings power.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. In engaging in short sales, the Fund will profit or incur a loss depending on whether the value of the underlying stock decreases, as anticipated, or instead increases, between the time the stock is sold and when the Fund purchases its replacement.

In addition, the Long-Short Fund may effect strategic paired trades, taking both long and short positions in companies in order to remove much of the market and sector impact on performance. While the Fund's securities may be held either long or short, no security will at the same time be held both long and short.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Long-Short Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Strategy Risk - the strategy used by the Fund's investment team may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to stock market movements, capitalization, sector swings or other risk factors.

Short Sales Risk - the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

Leverage Risk - the use of leverage may exaggerate changes in the net asset value ("NAV") of Fund shares and thus result in increased volatility of returns.

Small- and Mid-Cap Securities Risk - in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Portfolio Turnover - a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund") from June 22,
2003 to June 22, 2008. The returns prior to June 22, 2003 reflect the performance of another predecessor fund (the "Second Predecessor Fund"), which was acquired by the Predecessor Fund. The Long-Short Fund adopted the performance of the Predecessor Fund as the result of a reorganization on
June 23, 2008 in which the Long-Short Fund acquired all of the assets, subject to the liabilities, of the Predecessor and Second Predecessor Fund. The
Long-Short Fund and the Predecessor and Second Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the
Predecessor and Second Predecessor Funds have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Long-Short Fund. The bar chart shows how the Fund's annual total returns for
Class C have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index and the Citigroup 3-Month Treasury Bill Index, an unmanaged index that is generally representative of the average of the last 3-month
Treasury bill issues (excluding the current month-end bills).  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Long-Short Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class C Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  10.80% - 4th quarter 2003

Worst Quarter: -17.83% - 3rd quarter 2001

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class C shares only and will vary for other classes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class C shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.83%)
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Equity Long-Short Fund | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Aberdeen Equity Long-Short Fund | Citigroup 3-Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.26%
Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Short-Sale Dividend Expenses	ck0001413594_OperatingExpenseAdditionalExpense1	0.0043
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	780
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,206
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,658
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,905
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.37%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.24%
Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Short-Sale Dividend Expenses	ck0001413594_OperatingExpenseAdditionalExpense1	0.0043
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	389
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,508
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,185
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	289
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	886
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,508
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,185
Annual Return 2001	rr_AnnualReturn2001	(22.61%)
Annual Return 2002	rr_AnnualReturn2002	(17.47%)
Annual Return 2003	rr_AnnualReturn2003	25.36%
Annual Return 2004	rr_AnnualReturn2004	4.49%
Annual Return 2005	rr_AnnualReturn2005	5.60%
Annual Return 2006	rr_AnnualReturn2006	5.67%
Annual Return 2007	rr_AnnualReturn2007	14.33%
Annual Return 2008	rr_AnnualReturn2008	(14.55%)
Annual Return 2009	rr_AnnualReturn2009	6.57%
Annual Return 2010	rr_AnnualReturn2010	3.90%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.10%
Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.31%)
Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.78%)
Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Short-Sale Dividend Expenses	ck0001413594_OperatingExpenseAdditionalExpense1	0.0043
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	244
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,746
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.62%
Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Short-Sale Dividend Expenses	ck0001413594_OperatingExpenseAdditionalExpense1	0.0043
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	189
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.01%
Aberdeen Equity Long-Short Fund | Aberdeen Equity Long-Short Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Short-Sale Dividend Expenses	ck0001413594_OperatingExpenseAdditionalExpense1	0.0043
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.00%

[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.40% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund
Aberdeen Global Natural Resources Fund (formerly known as Aberdeen Natural Resources Fund)
Objective
The Aberdeen Global Natural Resources Fund (the "Natural Resources Fund" or the
"Fund") seeks long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Natural Resources Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A and
Class D Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Natural Resources Fund		Aberdeen Global Natural Resources Fund Class A	Aberdeen Global Natural Resources Fund Class C	Aberdeen Global Natural Resources Fund Class R	Aberdeen Global Natural Resources Fund Institutional Class	Aberdeen Global Natural Resources Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that are you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Natural Resources Fund		Aberdeen Global Natural Resources Fund Class A	Aberdeen Global Natural Resources Fund Class C	Aberdeen Global Natural Resources Fund Class R	Aberdeen Global Natural Resources Fund Institutional Class	Aberdeen Global Natural Resources Fund Institutional Service Class
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.55%	0.46%	0.48%	0.46%	0.46%
Total Annual Fund Operating Expenses		1.50%	2.16%	1.68%	1.16%	1.16%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.50%	2.16%	1.68%	1.16%	1.16%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.16% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Natural Resources Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Natural Resources Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable) . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Global Natural Resources Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Global Natural Resources Fund Class A	719	1,022	1,346	2,263
Aberdeen Global Natural Resources Fund Class C	319	676	1,159	2,493
Aberdeen Global Natural Resources Fund Class R	171	530	913	1,987
Aberdeen Global Natural Resources Fund Institutional Class	118	368	638	1,409
Aberdeen Global Natural Resources Fund Institutional Service Class	118	368	638	1,409

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Global Natural Resources Fund Aberdeen Global Natural Resources Fund Class C	219	676	1,159	2,493

Portfolio Turnover
The Natural Resources Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 105.24% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Natural Resources
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to activities in natural resources industries. Natural resources are materials with economic value that are derived from natural origins, such as energy sources, precious metals (e.g., gold, platinum), non-precious metals (e.g., aluminum, copper), chemicals and other basic commodities.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Natural
Resources Fund.

Under normal market conditions, the Fund will invest significantly (at least 40%
- unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal conditions, the Fund invests in securities from at least three different countries.

A company that is eligible for investment by the Natural Resources Fund typically derives at least 50% of its revenues, net income or assets from the natural resources sector. Companies in natural resources industries may include those that:

†          participate in the discovery and development of natural resources;

†          own or produce natural resources;

†          engage in the transportation, distribution, or processing of natural resources;

†          contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation and pollution control;

†          provide related services such as mining, drilling, chemicals and related parts and equipment;

†          provide services/equipment that aid the production, processing or transportation of a resource (energy, agriculture, metals); and

†          would have related investments such as drilling rigs, oil tankers, any oil field service company, engineering and construction companies, chemical companies, fertilizer and ethanol.

The Natural Resources Fund is diversified; however, the Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

†          agricultural products;

†          alternative energy sources;

†          base metal production;

†          building materials;

†          chemicals;

†          coal;

†          energy services and technology;

†          environmental services;

†          ferrous and nonferrous metals;

†          forest products;

†          gold and other precious metals;

†          integrated oil;

†          steel and iron ore production;

†          oil and gas exploration and production; paper products; and

†          real estate.

The Natural Resources Fund may invest in natural resources companies of any size, including established large-cap companies, as well as small-cap and mid-cap companies. The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities
(or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, which represent an ownership interest in the issuer.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Natural Resources Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Natural Resources Industry Risk - the natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk - in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Concentration Risk - investing 25% or more of the Fund's net assets in a select group of companies in natural resources industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Portfolio Turnover - a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Natural Resources Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The Natural Resources Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the Natural
Resources Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund. The Natural Resources Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the
Natural Resources Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of two broad-based securities indices.  Effective December 7, 2010, the S&P Global
Natural Resources Sector Index™ replaced the S&P North American Natural
Resources Sector Index™ as the Fund's benchmark. The Adviser believes that the composition of the S&P Global Natural Resources Sector Index™ makes it the most meaningful comparison index given the Fund's investment strategy. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter: 28.91% - 3rd quarter 2005

Worst Quarter: -34.35% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Global Natural Resources Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Global Natural Resources Fund Class A	Class A shares - Before Taxes	2.53%	5.54%	16.05%	Jun 29, 2004
Aberdeen Global Natural Resources Fund Class C	Class C shares - Before Taxes	7.15%	6.09%	16.30%	Jun 29, 2004
Aberdeen Global Natural Resources Fund Class R	Class R shares - Before Taxes	8.55%	6.57%	16.81%	Jun 29, 2004
Aberdeen Global Natural Resources Fund Institutional Class	Institutional Class shares - Before Taxes	9.12%	7.12%	17.44%	Jun 29, 2004
Aberdeen Global Natural Resources Fund Institutional Service Class	Institutional Service Class shares - Before Taxes	9.21%	7.13%	17.42%	Jun 29, 2004
After Taxes on Distributions Aberdeen Global Natural Resources Fund Class A	Class A shares - After Taxes on Distributions	2.53%	4.52%	14.87%	Jun 29, 2004
After Taxes on Distributions and Sales Aberdeen Global Natural Resources Fund Class A	Class A shares - After Taxes on Distributions and Sales of Shares	1.65%	4.82%	14.25%	Jun 29, 2004
S&P Global Natural Resources Sector Index	S&P Global Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)	10.97%	11.39%	15.65%	Jun 29, 2004
S&P North American Natural Resources Sector Index	S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)	23.88%	8.99%	14.77%	Jun 29, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global Natural Resources Fund (formerly known as Aberdeen Natural Resources Fund)
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Global Natural Resources Fund (the "Natural Resources Fund" or the
"Fund") seeks long-term capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Natural Resources Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A and
Class D Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Natural Resources Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 105.24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.24%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Natural Resources Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Natural Resources Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable) . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the Natural Resources
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to activities in natural resources industries. Natural resources are materials with economic value that are derived from natural origins, such as energy sources, precious metals (e.g., gold, platinum), non-precious metals (e.g., aluminum, copper), chemicals and other basic commodities.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Natural
Resources Fund.

Under normal market conditions, the Fund will invest significantly (at least 40%
- unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal conditions, the Fund invests in securities from at least three different countries.

A company that is eligible for investment by the Natural Resources Fund typically derives at least 50% of its revenues, net income or assets from the natural resources sector. Companies in natural resources industries may include those that:

†          participate in the discovery and development of natural resources;

†          own or produce natural resources;

†          engage in the transportation, distribution, or processing of natural resources;

†          contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation and pollution control;

†          provide related services such as mining, drilling, chemicals and related parts and equipment;

†          provide services/equipment that aid the production, processing or transportation of a resource (energy, agriculture, metals); and

†          would have related investments such as drilling rigs, oil tankers, any oil field service company, engineering and construction companies, chemical companies, fertilizer and ethanol.

The Natural Resources Fund is diversified; however, the Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

†          agricultural products;

†          alternative energy sources;

†          base metal production;

†          building materials;

†          chemicals;

†          coal;

†          energy services and technology;

†          environmental services;

†          ferrous and nonferrous metals;

†          forest products;

†          gold and other precious metals;

†          integrated oil;

†          steel and iron ore production;

†          oil and gas exploration and production; paper products; and

†          real estate.

The Natural Resources Fund may invest in natural resources companies of any size, including established large-cap companies, as well as small-cap and mid-cap companies. The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities
(or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, which represent an ownership interest in the issuer.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	As a non-fundamental policy, under normal circumstances, the Natural Resources Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to activities in natural resources industries.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Natural Resources Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Natural Resources Industry Risk - the natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk - in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Concentration Risk - investing 25% or more of the Fund's net assets in a select group of companies in natural resources industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Portfolio Turnover - a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Natural Resources Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The Natural Resources Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the Natural
Resources Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund. The Natural Resources Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the
Natural Resources Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of two broad-based securities indices.  Effective December 7, 2010, the S&P Global
Natural Resources Sector Index™ replaced the S&P North American Natural
Resources Sector Index™ as the Fund's benchmark. The Adviser believes that the composition of the S&P Global Natural Resources Sector Index™ makes it the most meaningful comparison index given the Fund's investment strategy. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Natural Resources Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 28.91% - 3rd quarter 2005

Worst Quarter: -34.35% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.35%)
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Natural Resources Fund | S&P Global Natural Resources Sector Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Global Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund | S&P North American Natural Resources Sector Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,022
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,346
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,263
Annual Return 2005	rr_AnnualReturn2005	65.48%
Annual Return 2006	rr_AnnualReturn2006	20.29%
Annual Return 2007	rr_AnnualReturn2007	36.70%
Annual Return 2008	rr_AnnualReturn2008	(46.84%)
Annual Return 2009	rr_AnnualReturn2009	46.11%
Annual Return 2010	rr_AnnualReturn2010	8.80%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,493
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004

[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.16% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund
Aberdeen Small Cap Fund
Objective
The Aberdeen Small Cap Fund (the "Small Cap Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Small Cap Fund		Aberdeen Small Cap Fund Class A	Aberdeen Small Cap Fund Class C	Aberdeen Small Cap Fund Class R	Aberdeen Small Cap Fund Institutional Class	Aberdeen Small Cap Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Small Cap Fund		Aberdeen Small Cap Fund Class A	Aberdeen Small Cap Fund Class C	Aberdeen Small Cap Fund Class R	Aberdeen Small Cap Fund Institutional Class	Aberdeen Small Cap Fund Institutional Service Class
Management Fees		0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.53%	0.47%	0.48%	0.47%	0.47%
Total Annual Fund Operating Expenses		1.65%	2.34%	1.85%	1.34%	1.34%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.19%	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.46%	2.15%	1.66%	1.15%	1.15%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.15% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Small Cap Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Small Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Small Cap Fund Class A	715	1,030	1,386	2,386
Aberdeen Small Cap Fund Class C	318	693	1,215	2,646
Aberdeen Small Cap Fund Class R	169	544	964	2,137
Aberdeen Small Cap Fund Institutional Class	117	386	697	1,579
Aberdeen Small Cap Fund Institutional Service Class	117	386	697	1,579

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Small Cap Fund Aberdeen Small Cap Fund Class C	218	693	1,215	2,646

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 24.37% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Small Cap Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by small-cap companies. The
Fund considers small cap companies to be companies that have market capitalizations similar to those of companies included in the Russell
2000® Index at the time of investment. The range of the Russell 2000® Index was
 $25 million to  $5.2 billion as of January 31, 2010. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of  $5 billion to be small cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company after the Fund has purchased their securities or may no longer fall within the range of a reconstituted index. These companies continue to be considered small for purposes of the Fund's minimum 80%
allocation to small company equities. The Fund also may invest in foreign securities and securities of larger companies. Equity securities in which the
Fund may invest include common stock, preferred stock, foreign investments funds or trusts and depository receipts, which represent an ownership interest in the issuer.

If the Fund changes its 80% investment policy it will notify shareholders at least 60 days before the change and will change the name of the Small Cap Fund.

While the Fund may sell a security if its market capitalization exceeds the definition of small-cap company, it is not required to sell solely because of that fact.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small-Cap Risk - results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Small Cap Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Small Cap Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Small Cap
Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the Small
Cap Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  23.73% - 3rd quarter 2009

Worst Quarter:  -31.39% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Small Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Aberdeen Small Cap Fund Class A	Class A shares - Before Taxes	20.41%	2.07%	7.28%
Aberdeen Small Cap Fund Class C	Class C shares - Before Taxes	25.81%	2.55%	7.19%
Aberdeen Small Cap Fund Class R	Class R shares - Before Taxes	27.29%	3.05%	7.55%
Aberdeen Small Cap Fund Institutional Class	Institutional Class shares - Before Taxes	28.07%	3.57%	8.19%
Aberdeen Small Cap Fund Institutional Service Class	Institutional Service Class shares - Before Taxes	28.08%	3.64%	8.21%
After Taxes on Distributions Aberdeen Small Cap Fund Class A	Class A shares - After Taxes on Distributions	20.27%	1.19%	6.45%
After Taxes on Distributions and Sales Aberdeen Small Cap Fund Class A	Class A shares - After Taxes on Distributions and Sales of Shares	13.26%	1.75%	6.35%
Russell 2000 ® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Small Cap Fund (the "Small Cap Fund" or the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 24.37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.37%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Small Cap Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the Small Cap Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by small-cap companies. The
Fund considers small cap companies to be companies that have market capitalizations similar to those of companies included in the Russell
2000® Index at the time of investment. The range of the Russell 2000® Index was
 $25 million to  $5.2 billion as of January 31, 2010. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of  $5 billion to be small cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company after the Fund has purchased their securities or may no longer fall within the range of a reconstituted index. These companies continue to be considered small for purposes of the Fund's minimum 80%
allocation to small company equities. The Fund also may invest in foreign securities and securities of larger companies. Equity securities in which the
Fund may invest include common stock, preferred stock, foreign investments funds or trusts and depository receipts, which represent an ownership interest in the issuer.

If the Fund changes its 80% investment policy it will notify shareholders at least 60 days before the change and will change the name of the Small Cap Fund.

While the Fund may sell a security if its market capitalization exceeds the definition of small-cap company, it is not required to sell solely because of that fact.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small-Cap Risk - results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Small Cap Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Small Cap Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Small Cap
Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the Small
Cap Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Small Cap Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  23.73% - 3rd quarter 2009

Worst Quarter:  -31.39% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.39%)
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Small Cap Fund | Russell 2000 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,030
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,386
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,386
Annual Return 2001	rr_AnnualReturn2001	(1.89%)
Annual Return 2002	rr_AnnualReturn2002	(18.55%)
Annual Return 2003	rr_AnnualReturn2003	48.01%
Annual Return 2004	rr_AnnualReturn2004	25.77%
Annual Return 2005	rr_AnnualReturn2005	22.51%
Annual Return 2006	rr_AnnualReturn2006	29.16%
Annual Return 2007	rr_AnnualReturn2007	(6.04%)
Annual Return 2008	rr_AnnualReturn2008	(44.88%)
Annual Return 2009	rr_AnnualReturn2009	37.53%
Annual Return 2010	rr_AnnualReturn2010	27.72%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.28%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.45%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.35%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	693
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	693
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,646
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.19%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	544
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.55%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	386
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.19%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	386
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.21%

[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.15% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund
Aberdeen U.S. Equity Fund
Objective
The Aberdeen U.S. Equity Fund (the "U.S. Equity Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen U.S. Equity Fund		Aberdeen U.S. Equity Fund Class A	Aberdeen U.S. Equity Fund Class C	Aberdeen U.S. Equity Fund Class R	Aberdeen U.S. Equity Fund Institutional Class	Aberdeen U.S. Equity Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 30 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen U.S. Equity Fund		Aberdeen U.S. Equity Fund Class A	Aberdeen U.S. Equity Fund Class C	Aberdeen U.S. Equity Fund Class R	Aberdeen U.S. Equity Fund Institutional Class	Aberdeen U.S. Equity Fund Institutional Service Class
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.57%	0.47%	0.47%	0.47%	0.52%
Total Annual Fund Operating Expenses		1.72%	2.37%	1.87%	1.37%	1.42%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.16%	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.56%	2.21%	1.71%	1.21%	1.26%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.21% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the U.S.
Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the U.S. Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen U.S. Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen U.S. Equity Fund Class A	725	1,056	1,426	2,463
Aberdeen U.S. Equity Fund Class C	324	708	1,236	2,681
Aberdeen U.S. Equity Fund Class R	174	556	980	2,164
Aberdeen U.S. Equity Fund Institutional Class	123	402	719	1,618
Aberdeen U.S. Equity Fund Institutional Service Class	128	417	745	1,674

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen U.S. Equity Fund Aberdeen U.S. Equity Fund Class C	224	708	1,236	2,681

Portfolio Turnover
The U.S. Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 29.02% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the U.S. Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. Equity securities include common stock and preferred stock. The Fund seeks to invest in securities of U.S.
companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity
Fund.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The U.S. Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the U.S. Equity Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
U.S. Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the U.S. Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. After
February 28, 2009, in connection with the change in name to the Aberdeen U.S.
Equity Fund, the Fund no longer used a growth style for investing securities and became diversified so that it invests in a larger number of companies.

Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.
Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the U.S.
Equity Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  34.03% - 4th quarter 2001

Worst Quarter:  -32.81% - 1st quarter 2001

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen U.S. Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Aberdeen U.S. Equity Fund Class A	Class A shares - Before Taxes	5.52%	0.34%	2.65%
Aberdeen U.S. Equity Fund Class C	Class C shares - Before Taxes	10.24%	0.86%	2.62%
Aberdeen U.S. Equity Fund Class R	Class R shares - Before Taxes	11.79%	1.38%	2.95%
Aberdeen U.S. Equity Fund Institutional Class	Institutional Class shares - Before Taxes	12.40%	1.86%	3.62%
Aberdeen U.S. Equity Fund Institutional Service Class	Institutional Service Class shares - Before Taxes	12.40%	1.86%	3.62%
After Taxes on Distributions Aberdeen U.S. Equity Fund Class A	Class A shares - After Taxes on Distributions	5.52%	(0.10%)	2.34%
After Taxes on Distributions and Sales Aberdeen U.S. Equity Fund Class A	Class A shares - After Taxes on Distributions and Sales of Shares	3.59%	0.34%	2.31%
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen U.S. Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen U.S. Equity Fund (the "U.S. Equity Fund" or the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The U.S. Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 29.02% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.02%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the U.S.
Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the U.S. Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the U.S. Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. Equity securities include common stock and preferred stock. The Fund seeks to invest in securities of U.S.
companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity
Fund.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The U.S. Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the U.S. Equity Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
U.S. Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the U.S. Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. After
February 28, 2009, in connection with the change in name to the Aberdeen U.S.
Equity Fund, the Fund no longer used a growth style for investing securities and became diversified so that it invests in a larger number of companies.

Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.
Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the U.S.
Equity Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the U.S. Equity Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  34.03% - 4th quarter 2001

Worst Quarter:  -32.81% - 1st quarter 2001

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.81%)
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen U.S. Equity Fund | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	725
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,056
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,426
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,463
Annual Return 2001	rr_AnnualReturn2001	(14.16%)
Annual Return 2002	rr_AnnualReturn2002	(22.99%)
Annual Return 2003	rr_AnnualReturn2003	53.85%
Annual Return 2004	rr_AnnualReturn2004	12.38%
Annual Return 2005	rr_AnnualReturn2005	11.64%
Annual Return 2006	rr_AnnualReturn2006	(0.91%)
Annual Return 2007	rr_AnnualReturn2007	22.09%
Annual Return 2008	rr_AnnualReturn2008	(41.50%)
Annual Return 2009	rr_AnnualReturn2009	36.21%
Annual Return 2010	rr_AnnualReturn2010	11.95%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.65%
Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.34%
Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	324
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	708
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,236
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,681
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	708
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,236
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,681
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.62%
Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	556
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,164
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.95%
Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	719
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,618
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.62%
Aberdeen U.S. Equity Fund | Aberdeen U.S. Equity Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,674
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.62%

[1]	(for shares redeemed or exchanged within 30 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.21% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund
Aberdeen China Opportunities Fund
Objective
The Aberdeen China Opportunities Fund (the "China Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the China Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen China Opportunities Fund		Aberdeen China Opportunities Fund Class A	Aberdeen China Opportunities Fund Class C	Aberdeen China Opportunities Fund Class R	Aberdeen China Opportunities Fund Institutional Class	Aberdeen China Opportunities Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen China Opportunities Fund		Aberdeen China Opportunities Fund Class A	Aberdeen China Opportunities Fund Class C	Aberdeen China Opportunities Fund Class R	Aberdeen China Opportunities Fund Institutional Class	Aberdeen China Opportunities Fund Institutional Service Class
Management Fees		1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.68%	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses		2.18%	2.91%	2.41%	1.91%	1.91%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.89%	2.62%	2.12%	1.62%	1.62%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.62% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the China
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the China Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen China Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen China Opportunities Fund Class A	756	1,164	1,626	2,900
Aberdeen China Opportunities Fund Class C	365	845	1,481	3,190
Aberdeen China Opportunities Fund Class R	215	695	1,232	2,701
Aberdeen China Opportunities Fund Institutional Class	165	542	976	2,184
Aberdeen China Opportunities Fund Institutional Service Class	165	542	976	2,184

You would pay the following expenses on the same investment if you did not sell your shares.
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen China Opportunities Fund Aberdeen China Opportunities Fund Class C	265	845	1,481	3,190

Portfolio Turnover
The China Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 27.91% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the China Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located in China (including
Hong Kong). A company generally is considered to be located in China if, as determined by the Fund's management:

†          it is organized under the laws of China or Hong Kong or maintains a principal office there;

†          its securities trade principally in China or Hong Kong; or

†          it derives at least 50% of its revenue or earnings from goods or services sold or produced in China or Hong Kong or has at least 50% of its assets there. The portfolio managers currently believe such companies may be located primarily in Taiwan, Singapore and the U.S.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the China Fund.

The Fund may invest without limit in the equity securities of companies of any size, including small-cap and mid-cap companies. Equity securities include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, which represent an ownership interest in the issuer. The Fund also may invest in equity-linked notes. An equity-linked note is a security whose performance is generally tied to a single stock, a stock index or a basket of stocks. For purposes of the Fund's 80% policy described above, equity-linked notes are classified according to their underlying or referenced security or securities.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The China Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund's shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Geographic Risk - concentrating investments in China and Hong Kong subjects the
Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong, include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage) and differing legal standards.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian Risk - parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Country Focus Risk - Focusing on a single country (China) involves increased currency, political, regulatory and other risks. Market swings in the targeted country likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small- and Mid-Cap Securities Risk - in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Equity-Linked Notes - The Fund may invest in equity-linked notes, which are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. If the linked security(ies)
declines in value, the note may return a lower amount at maturity. The trading price of an equity-linked note also depends on the value of the linked security(ies).

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the China Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
China Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the China Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The China Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the China
Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index.
Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  42.99% - 2nd quarter 2009

Worst Quarter:  -27.49% - 3rd quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns Aberdeen China Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen China Opportunities Fund Class A	Class A shares - Before Taxes	20.56%	20.01%	19.54%	Jun 29, 2004
Aberdeen China Opportunities Fund Class C	Class C shares - Before Taxes	26.19%	20.56%	19.74%	Jun 29, 2004
Aberdeen China Opportunities Fund Class R	Class R shares - Before Taxes	27.76%	21.12%	20.31%	Jun 29, 2004
Aberdeen China Opportunities Fund Institutional Class	Institutional Class shares - Before Taxes	28.05%	21.70%	20.91%	Jun 29, 2004
Aberdeen China Opportunities Fund Institutional Service Class	Institutional Service Class shares - Before Taxes	28.45%	21.76%	20.91%	Jun 29, 2004
After Taxes on Distributions Aberdeen China Opportunities Fund Class A	Class A shares - After Taxes on Distributions	20.28%	18.45%	18.00%	Jun 29, 2004
After Taxes on Distributions and Sales Aberdeen China Opportunities Fund Class A	Class A shares - After Taxes on Distributions and Sales of Shares	13.34%	17.32%	16.99%	Jun 29, 2004
MSCI Zhong Hua Index	MSCI Zhong Hua Index (reflects no deduction for fees, expenses or taxes)	10.03%	15.95%	17.44%	Jun 29, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen China Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen China Opportunities Fund (the "China Fund" or the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the China Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The China Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 27.91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.91%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the China
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the China Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares.
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the China Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located in China (including
Hong Kong). A company generally is considered to be located in China if, as determined by the Fund's management:

†          it is organized under the laws of China or Hong Kong or maintains a principal office there;

†          its securities trade principally in China or Hong Kong; or

†          it derives at least 50% of its revenue or earnings from goods or services sold or produced in China or Hong Kong or has at least 50% of its assets there. The portfolio managers currently believe such companies may be located primarily in Taiwan, Singapore and the U.S.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the China Fund.

The Fund may invest without limit in the equity securities of companies of any size, including small-cap and mid-cap companies. Equity securities include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, which represent an ownership interest in the issuer. The Fund also may invest in equity-linked notes. An equity-linked note is a security whose performance is generally tied to a single stock, a stock index or a basket of stocks. For purposes of the Fund's 80% policy described above, equity-linked notes are classified according to their underlying or referenced security or securities.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The China Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund's shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Geographic Risk - concentrating investments in China and Hong Kong subjects the
Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong, include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage) and differing legal standards.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian Risk - parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Country Focus Risk - Focusing on a single country (China) involves increased currency, political, regulatory and other risks. Market swings in the targeted country likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small- and Mid-Cap Securities Risk - in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Equity-Linked Notes - The Fund may invest in equity-linked notes, which are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. If the linked security(ies)
declines in value, the note may return a lower amount at maturity. The trading price of an equity-linked note also depends on the value of the linked security(ies).

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the China Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
China Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the China Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The China Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the China
Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index.
Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the China Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  42.99% - 2nd quarter 2009

Worst Quarter:  -27.49% - 3rd quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2010
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.49%)
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen China Opportunities Fund | MSCI Zhong Hua Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Zhong Hua Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	756
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,164
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,626
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,900
Annual Return 2005	rr_AnnualReturn2005	3.52%
Annual Return 2006	rr_AnnualReturn2006	67.26%
Annual Return 2007	rr_AnnualReturn2007	74.02%
Annual Return 2008	rr_AnnualReturn2008	(56.14%)
Annual Return 2009	rr_AnnualReturn2009	61.72%
Annual Return 2010	rr_AnnualReturn2010	27.94%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	20.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.91%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	365
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	845
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,481
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	265
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	845
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,481
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,190
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	20.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	215
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	695
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,232
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,701
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	21.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	976
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,184
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	21.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen China Opportunities Fund | Aberdeen China Opportunities Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	976
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,184
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	21.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004

[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.62% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund
Aberdeen Emerging Markets Fund
Objective
The Aberdeen Emerging Markets Fund (the "Emerging Markets Fund" or the "Fund")
seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A and
Class D Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholders Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Emerging Markets Fund		Aberdeen Emerging Markets Fund Class A	Aberdeen Emerging Markets Fund Class C	Aberdeen Emerging Markets Fund Class R
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)		none	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Emerging Markets Fund		Aberdeen Emerging Markets Fund Class A	Aberdeen Emerging Markets Fund Class C	Aberdeen Emerging Markets Fund Class R
Management Fees		1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses		0.65%	0.53%	0.66%
Total Annual Fund Operating Expenses		1.95%	2.58%	2.21%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.79%	2.42%	2.05%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.42% for all Classes of the Fund, at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Emerging Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Emerging Markets Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Emerging Markets Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Emerging Markets Fund Class A	746	1,122	1,538	2,694
Aberdeen Emerging Markets Fund Class C	345	771	1,341	2,890
Aberdeen Emerging Markets Fund Class R	208	660	1,155	2,518

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Emerging Markets Fund Aberdeen Emerging Markets Fund Class C	245	771	1,341	2,890

Portfolio Turnover
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 15.30% of the average value of its portfolio.

Principal Strategies
The Emerging Markets Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of issuers that:

†          Have their principal securities trading market in an emerging market country;

†          Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

†          Are organized under the laws of, and have their principal office in, an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Emerging Markets
Fund.

An "emerging market" country is any country determined by the Adviser or the
Fund's subadvisers to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries. There are currently over 130 countries that the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets.
These countries generally include every nation in the world except the United
States, Canada, Japan, Australia, New Zealand and most nations located in
Western Europe. The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Fund's subadvisers.

The Fund may invest in securities denominated in major currencies, including
U.S. dollars, and currencies of emerging market countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests. However, from time to time, the Fund may hedge a portion of its foreign currency exposure.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Emerging Markets Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk - in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Emerging Markets Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The Emerging Markets Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the Emerging
Markets Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund. The Emerging Markets Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the
Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Emerging Markets Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  40.91% - 2nd quarter 2009

Worst Quarter:  -31.24% - 3rd quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns Aberdeen Emerging Markets Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Aberdeen Emerging Markets Fund Class A	Class A shares - Before Taxes	20.09%	12.01%	15.86%
Aberdeen Emerging Markets Fund Class A After Taxes on Distributions	Class A shares - After Taxes on Distributions	19.79%	10.66%	14.85%
Aberdeen Emerging Markets Fund Class A After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sale of Shares	13.03%	10.12%	14.07%
Aberdeen Emerging Markets Fund Class C	Class C shares - Before Taxes	25.63%	12.59%	15.93%
Aberdeen Emerging Markets Fund Class R	Class R shares - Before Taxes	27.04%	13.07%	16.15%
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	19.20%	13.11%	16.23%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Emerging Markets Fund (the "Emerging Markets Fund" or the "Fund")
seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A and
Class D Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholders Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 15.30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.30%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Emerging Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Emerging Markets Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Emerging Markets Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of issuers that:

†          Have their principal securities trading market in an emerging market country;

†          Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

†          Are organized under the laws of, and have their principal office in, an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Emerging Markets
Fund.

An "emerging market" country is any country determined by the Adviser or the
Fund's subadvisers to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries. There are currently over 130 countries that the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets.
These countries generally include every nation in the world except the United
States, Canada, Japan, Australia, New Zealand and most nations located in
Western Europe. The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Fund's subadvisers.

The Fund may invest in securities denominated in major currencies, including
U.S. dollars, and currencies of emerging market countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests. However, from time to time, the Fund may hedge a portion of its foreign currency exposure.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Emerging Markets Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk - in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Emerging Markets Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The Emerging Markets Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the Emerging
Markets Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund. The Emerging Markets Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the
Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Emerging Markets Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Emerging Markets Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  40.91% - 2nd quarter 2009

Worst Quarter:  -31.24% - 3rd quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2010
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Aberdeen Emerging Markets Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.24%)
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Aberdeen Emerging Markets Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Aberdeen Emerging Markets Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Emerging Markets Fund | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.23%
Aberdeen Emerging Markets Fund | Aberdeen Emerging Markets Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	746
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,122
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,538
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,694
Annual Return 2001	rr_AnnualReturn2001	0.58%
Annual Return 2002	rr_AnnualReturn2002	(6.10%)
Annual Return 2003	rr_AnnualReturn2003	65.25%
Annual Return 2004	rr_AnnualReturn2004	20.34%
Annual Return 2005	rr_AnnualReturn2005	31.67%
Annual Return 2006	rr_AnnualReturn2006	35.01%
Annual Return 2007	rr_AnnualReturn2007	45.50%
Annual Return 2008	rr_AnnualReturn2008	(57.12%)
Annual Return 2009	rr_AnnualReturn2009	74.29%
Annual Return 2010	rr_AnnualReturn2010	27.44%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.86%
Aberdeen Emerging Markets Fund | Aberdeen Emerging Markets Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.85%
Aberdeen Emerging Markets Fund | Aberdeen Emerging Markets Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sale of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.07%
Aberdeen Emerging Markets Fund | Aberdeen Emerging Markets Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	345
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	771
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,341
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,890
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	771
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,341
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,890
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.93%
Aberdeen Emerging Markets Fund | Aberdeen Emerging Markets Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	208
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,155
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,518
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.15%

[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.42% for all Classes of the Fund, at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Global Financial Services Fund (Prospectus Summary) | Aberdeen Global Financial Services Fund
Aberdeen Global Financial Services Fund
Objective
The Aberdeen Global Financial Services Fund (the "Financial Services Fund" or
the "Fund") seeks long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Financial Services Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A and
Class D Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholders Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Financial Services Fund		Aberdeen Global Financial Services Fund Class A	Aberdeen Global Financial Services Fund Class C	Aberdeen Global Financial Services Fund Class R	Aberdeen Global Financial Services Fund Institutional Class	Aberdeen Global Financial Services Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Financial Services Fund		Aberdeen Global Financial Services Fund Class A	Aberdeen Global Financial Services Fund Class C	Aberdeen Global Financial Services Fund Class R	Aberdeen Global Financial Services Fund Institutional Class	Aberdeen Global Financial Services Fund Institutional Service Class
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.69%	0.57%	0.60%	0.57%	0.57%
Total Annual Fund Operating Expenses		1.84%	2.47%	2.00%	1.47%	1.47%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.56%	2.19%	1.72%	1.19%	1.19%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.19% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Financial Services Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Global Financial Services Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Global Financial Services Fund Class A	725	1,068	1,463	2,565
Aberdeen Global Financial Services Fund Class C	322	715	1,264	2,762
Aberdeen Global Financial Services Fund Class R	175	572	1,025	2,281
Aberdeen Global Financial Services Fund Institutional Class	121	408	748	1,708
Aberdeen Global Financial Services Fund Institutional Service Class	121	408	748	1,708

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Global Financial Services Fund Aberdeen Global Financial Services Fund Class C	222	715	1,264	2,762

Portfolio Turnover
The Financial Services Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 55.27% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Financial Services
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to financial services.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Financial
Services Fund.

A financial services company is one that is primarily involved in or related to banking, mortgage lending and servicing, securities and commodities trading, investment management, investment banking, insurance, real estate, providing financial guarantees, leasing, credit card servicing and lending. Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal conditions, the Fund invests in securities from at least three different countries.  A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from the financial services sector. The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its total assets in at least one or more of the following industry groups:

†          banks and savings and loans;

†          consumer and industrial finance companies;

†          investment banks;

†          insurance brokers;

†          insurance companies;

†          securities brokers and advisers;

†          real estate-related companies; and

†          leasing companies.

The Fund may invest in financial services companies of any size, including established large-cap companies as well as small-cap and mid-cap companies.  The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, that represent an ownership interest in the issuer.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Financial Services Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Financial Services Industry Risk - the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change.

Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions.

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk - in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

Concentration Risk - investing 25% or more of the Fund's net assets in a select group of companies in financial services industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Financial Services Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The Financial Services Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the Financial
Services Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund. The Financial Services Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the
Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Financial Services Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  36.46% - 2nd quarter 2009

Worst Quarter:  -28.64% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns Aberdeen Global Financial Services Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Global Financial Services Fund Class A	Class A shares - Before Taxes	5.52%	(2.39%)	4.70%	Dec 18, 2001
Aberdeen Global Financial Services Fund Class C	Class C shares - Before Taxes	10.32%	(1.87%)	4.66%	Dec 18, 2001
Aberdeen Global Financial Services Fund Class R	Class R shares - Before Taxes	11.84%	(1.42%)	5.06%	Dec 18, 2001
Aberdeen Global Financial Services Fund Institutional Class	Institutional Class shares - Before Taxes	12.37%	(0.90%)	5.69%	Dec 18, 2001
Aberdeen Global Financial Services Fund Institutional Service Class	Institutional Service Class shares - Before Taxes	13.52%	(0.70%)	5.81%	Dec 18, 2001
After Taxes on Distributions Aberdeen Global Financial Services Fund Class A	Class A shares - After Taxes on Distributions	5.16%	(3.14%)	3.83%	Dec 18, 2001
After Taxes on Distributions and Sales Aberdeen Global Financial Services Fund Class A	Class A shares - After Taxes on Distributions and Sales of Shares	3.56%	(2.15%)	3.93%	Dec 18, 2001
MSCI World Financials Index	MSCI World Financials Index (reflects no deduction for fees, expenses or taxes)	5.07%	(5.89%)	1.73%	Dec 18, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Global Financial Services Fund (Prospectus Summary) | Aberdeen Global Financial Services Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global Financial Services Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Global Financial Services Fund (the "Financial Services Fund" or
the "Fund") seeks long-term capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Financial Services Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A and
Class D Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholders Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Financial Services Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 55.27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.27%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Financial Services Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the Financial Services
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to financial services.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Financial
Services Fund.

A financial services company is one that is primarily involved in or related to banking, mortgage lending and servicing, securities and commodities trading, investment management, investment banking, insurance, real estate, providing financial guarantees, leasing, credit card servicing and lending. Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal conditions, the Fund invests in securities from at least three different countries.  A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from the financial services sector. The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its total assets in at least one or more of the following industry groups:

†          banks and savings and loans;

†          consumer and industrial finance companies;

†          investment banks;

†          insurance brokers;

†          insurance companies;

†          securities brokers and advisers;

†          real estate-related companies; and

†          leasing companies.

The Fund may invest in financial services companies of any size, including established large-cap companies as well as small-cap and mid-cap companies.  The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, that represent an ownership interest in the issuer.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	As a non-fundamental policy, under normal circumstances, the Financial Services Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to financial services.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Financial Services Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Financial Services Industry Risk - the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change.

Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions.

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk - in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

Concentration Risk - investing 25% or more of the Fund's net assets in a select group of companies in financial services industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Financial Services Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The Financial Services Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the Financial
Services Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund. The Financial Services Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the
Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Financial Services Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Financial Services Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  36.46% - 2nd quarter 2009

Worst Quarter:  -28.64% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2010
Aberdeen Global Financial Services Fund (Prospectus Summary) | Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.64%)
Aberdeen Global Financial Services Fund (Prospectus Summary) | Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Financial Services Fund (Prospectus Summary) | Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Financial Services Fund (Prospectus Summary) | Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Financial Services Fund (Prospectus Summary) | Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Financial Services Fund | MSCI World Financials Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Financials Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2001
Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	725
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,068
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,463
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,565
Annual Return 2002	rr_AnnualReturn2002	(10.24%)
Annual Return 2003	rr_AnnualReturn2003	40.84%
Annual Return 2004	rr_AnnualReturn2004	20.39%
Annual Return 2005	rr_AnnualReturn2005	10.61%
Annual Return 2006	rr_AnnualReturn2006	19.74%
Annual Return 2007	rr_AnnualReturn2007	(1.44%)
Annual Return 2008	rr_AnnualReturn2008	(45.69%)
Annual Return 2009	rr_AnnualReturn2009	31.03%
Annual Return 2010	rr_AnnualReturn2010	11.96%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2001
Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2001
Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2001
Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	322
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,264
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,264
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,762
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2001
Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	572
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,025
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,281
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2001
Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	748
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,708
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2001
Aberdeen Global Financial Services Fund | Aberdeen Global Financial Services Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	748
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,708
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2001

[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.19% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund
Aberdeen International Equity Fund
Objective
The Aberdeen International Equity Fund (the "International Equity Fund" or the
"Fund") seeks long-term capital appreciation by investing primarily in equity securities of companies located in Europe, Australasia, the Far East and other regions, including emerging countries.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the International Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A and
Class D Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen International Equity Fund		Aberdeen International Equity Fund Class A	Aberdeen International Equity Fund Class C	Aberdeen International Equity Fund Class R	Aberdeen International Equity Fund Institutional Class	Aberdeen International Equity Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen International Equity Fund		Aberdeen International Equity Fund Class A	Aberdeen International Equity Fund Class C	Aberdeen International Equity Fund Class R	Aberdeen International Equity Fund Institutional Class	Aberdeen International Equity Fund Institutional Service Class
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.43%	0.35%	0.35%	0.35%	0.47%
Total Annual Fund Operating Expenses		1.58%	2.25%	1.75%	1.25%	1.37%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.57%	2.24%	1.74%	1.24%	1.36%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.24% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the International Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen International Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen International Equity Fund Class A	726	1,043	1,384	2,344
Aberdeen International Equity Fund Class C	327	701	1,203	2,583
Aberdeen International Equity Fund Class R	177	549	947	2,061
Aberdeen International Equity Fund Institutional Class	126	395	684	1,509
Aberdeen International Equity Fund Institutional Service Class	138	432	748	1,644

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen International Equity Fund Aberdeen International Equity Fund Class C	227	701	1,203	2,583

Portfolio Turnover
The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 22.61% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the International
Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the U.S. Some of these countries may be considered to be emerging market countries.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the International
Equity Fund.

The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, that represent an ownership interest in the issuer.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The International Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk - in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the International Equity Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The International Equity Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the
International Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The International Equity Fund and the
Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
International Equity Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  26.47% - 2nd quarter 2009

Worst Quarter:  -25.42% - 3rd quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns As of December 31, 2010
Average Annual Total Returns Aberdeen International Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Aberdeen International Equity Fund Class A	Class A shares - Before Taxes	6.92%	5.54%	5.35%
Aberdeen International Equity Fund Class C	Class C shares - Before Taxes	11.57%	6.06%	5.28%
Aberdeen International Equity Fund Class R	Class R shares - Before Taxes	13.16%	6.56%	5.58%
Aberdeen International Equity Fund Institutional Class	Institutional Class shares -Before Taxes	13.69%	7.12%	6.28%
Aberdeen International Equity Fund Institutional Service Class	Institutional Service Class shares - Before Taxes	13.54%	7.09%	6.27%
After Taxes on Distributions Aberdeen International Equity Fund Class A	Class A shares -After Taxes on Distributions	6.20%	4.98%	5.03%
After Taxes on Distributions and Sales Aberdeen International Equity Fund Class A	Class A shares - After Taxes on Distributions and Sale of Shares	4.44%	4.56%	4.55%
MSCI All Country World ex U.S. Index	MSCI All Country World ex U.S. Index (reflects no deduction for fees, expenses or taxes)	11.60%	5.29%	4.64%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen International Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen International Equity Fund (the "International Equity Fund" or the
"Fund") seeks long-term capital appreciation by investing primarily in equity securities of companies located in Europe, Australasia, the Far East and other regions, including emerging countries.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the International Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A and
Class D Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 22.61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.61%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the International Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the International
Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the U.S. Some of these countries may be considered to be emerging market countries.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the International
Equity Fund.

The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, that represent an ownership interest in the issuer.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The International Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk - in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the International Equity Fund for periods prior to
June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The International Equity Fund adopted the performance of the Predecessor
Fund as the result of a reorganization on June 23, 2008 in which the
International Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The International Equity Fund and the
Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
International Equity Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the International Equity Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  26.47% - 2nd quarter 2009

Worst Quarter:  -25.42% - 3rd quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Returns As of December 31, 2010
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Aberdeen International Equity Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.42%)
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Aberdeen International Equity Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Aberdeen International Equity Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Aberdeen International Equity Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Aberdeen International Equity Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen International Equity Fund | MSCI All Country World ex U.S. Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex U.S. Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.64%
Aberdeen International Equity Fund | Aberdeen International Equity Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	726
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,043
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,384
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,344
Annual Return 2001	rr_AnnualReturn2001	(23.49%)
Annual Return 2002	rr_AnnualReturn2002	(17.93%)
Annual Return 2003	rr_AnnualReturn2003	38.33%
Annual Return 2004	rr_AnnualReturn2004	14.64%
Annual Return 2005	rr_AnnualReturn2005	29.09%
Annual Return 2006	rr_AnnualReturn2006	31.94%
Annual Return 2007	rr_AnnualReturn2007	27.64%
Annual Return 2008	rr_AnnualReturn2008	(46.02%)
Annual Return 2009	rr_AnnualReturn2009	34.77%
Annual Return 2010	rr_AnnualReturn2010	13.41%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.35%
Aberdeen International Equity Fund | Aberdeen International Equity Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares -After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.03%
Aberdeen International Equity Fund | Aberdeen International Equity Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sale of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.55%
Aberdeen International Equity Fund | Aberdeen International Equity Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	327
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	701
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,203
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,583
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	701
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,203
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,583
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.28%
Aberdeen International Equity Fund | Aberdeen International Equity Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.74%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	549
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	947
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,061
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.58%
Aberdeen International Equity Fund | Aberdeen International Equity Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,509
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares -Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.28%
Aberdeen International Equity Fund | Aberdeen International Equity Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	432
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	748
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,644
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.27%

[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.24% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund
Aberdeen Global Equity Fund
Objective
The Aberdeen Global Equity Fund (the "Global Equity Fund" or the "Fund") seeks long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A and
Class D Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Equity Fund		Aberdeen Global Equity Fund Class A	Aberdeen Global Equity Fund Class C	Aberdeen Global Equity Fund Class R	Aberdeen Global Equity Fund Institutional Class	Aberdeen Global Equity Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Equity Fund		Aberdeen Global Equity Fund Class A	Aberdeen Global Equity Fund Class C	Aberdeen Global Equity Fund Class R	Aberdeen Global Equity Fund Institutional Class	Aberdeen Global Equity Fund Institutional Service Class
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.81%	0.77%	0.77%	0.77%	0.82%
Total Annual Fund Operating Expenses		1.96%	2.67%	2.17%	1.67%	1.72%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.35%	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.61%	2.32%	1.82%	1.32%	1.37%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.32% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Global
Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Global Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Global Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Global Equity Fund Class A	729	1,089	1,509	2,674
Aberdeen Global Equity Fund Class C	335	761	1,351	2,949
Aberdeen Global Equity Fund Class R	185	610	1,099	2,447
Aberdeen Global Equity Fund Institutional Class	134	456	840	1,916
Aberdeen Global Equity Fund Institutional Service Class	139	472	866	1,970

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Global Equity Fund Aberdeen Global Equity Fund Class C	235	761	1,351	2,949

Portfolio Turnover
The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 23.44% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Global Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world (including the U.S.). Equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investments funds or trusts and depository receipts, which represent an ownership interest in the issuer. Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least
30%) in companies organized or having their principal place of business outside the U.S. or doing a substantial amount of business outside the U.S. Some of the companies will be multi-national companies operating globally, while others will be located in, and primarily tied economically to, one country. Under normal conditions, the Fund invests in securities from at least three different countries.  The Fund may also invest in companies of emerging market countries.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Global Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Global Equity Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Global Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Global Equity Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Equity Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  23.82% - 2nd quarter 2009

Worst Quarter:  -21.22% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Global Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Aberdeen Global Equity Fund Class A	Class A shares - Before Taxes	4.52%	2.75%	3.01%
Aberdeen Global Equity Fund Class C	Class C shares - Before Taxes	9.22%	3.24%	2.95%
Aberdeen Global Equity Fund Class R	Class R shares - Before Taxes	10.65%	3.69%	3.23%
Aberdeen Global Equity Fund Institutional Class	Institutional Class shares - Before Taxes	11.28%	4.07%	3.68%
Aberdeen Global Equity Fund Institutional Service Class	Institutional Service Class shares - Before Taxes	11.28%	4.07%	3.68%
After Taxes on Distributions Aberdeen Global Equity Fund Class A	Class A shares - After Taxes on Distributions	3.87%	2.40%	2.82%
After Taxes on Distributions and Sales Aberdeen Global Equity Fund Class A	Class A shares - After Taxes on Distributions and Sales of Shares	2.89%	2.13%	2.48%
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	12.34%	2.99%	2.82%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Global Equity Fund (the "Global Equity Fund" or the "Fund") seeks long-term capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A and
Class D Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 23.44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.44%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Global
Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Global Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the Global Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world (including the U.S.). Equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investments funds or trusts and depository receipts, which represent an ownership interest in the issuer. Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least
30%) in companies organized or having their principal place of business outside the U.S. or doing a substantial amount of business outside the U.S. Some of the companies will be multi-national companies operating globally, while others will be located in, and primarily tied economically to, one country. Under normal conditions, the Fund invests in securities from at least three different countries.  The Fund may also invest in companies of emerging market countries.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Global Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Global Equity Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Global Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Global Equity Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Equity Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Global Equity Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  23.82% - 2nd quarter 2009

Worst Quarter:  -21.22% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.22%)
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Equity Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.82%
Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	729
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,089
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,674
Annual Return 2001	rr_AnnualReturn2001	(22.49%)
Annual Return 2002	rr_AnnualReturn2002	(18.78%)
Annual Return 2003	rr_AnnualReturn2003	36.47%
Annual Return 2004	rr_AnnualReturn2004	15.00%
Annual Return 2005	rr_AnnualReturn2005	18.99%
Annual Return 2006	rr_AnnualReturn2006	25.48%
Annual Return 2007	rr_AnnualReturn2007	18.81%
Annual Return 2008	rr_AnnualReturn2008	(44.46%)
Annual Return 2009	rr_AnnualReturn2009	32.31%
Annual Return 2010	rr_AnnualReturn2010	10.88%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.01%
Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.82%
Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.48%
Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	335
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	761
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,351
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,949
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	235
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	761
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,949
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.95%
Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.82%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	610
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,099
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,447
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.23%
Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	840
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,916
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.68%
Aberdeen Global Equity Fund | Aberdeen Global Equity Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	472
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,970
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.68%

[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.32% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive
Aberdeen Optimal Allocations Fund: Defensive
Objective
The Aberdeen Optimal Allocations Fund: Defensive (the "Defensive Fund" or the
"Fund") seeks to maximize total investment return for a given level of risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Defensive Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive Class A	Aberdeen Optimal Allocations Fund: Defensive Class C	Aberdeen Optimal Allocations Fund: Defensive Class R	Aberdeen Optimal Allocations Fund: Defensive Institutional Class	Aberdeen Optimal Allocations Fund: Defensive Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Optimal Allocations Fund: Defensive		Aberdeen Optimal Allocations Fund: Defensive Class A	Aberdeen Optimal Allocations Fund: Defensive Class C	Aberdeen Optimal Allocations Fund: Defensive Class R	Aberdeen Optimal Allocations Fund: Defensive Institutional Class	Aberdeen Optimal Allocations Fund: Defensive Institutional Service Class
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less		0.25%	1.00%	0.50%	none	none
Other Expenses		1.46%	1.43%	1.45%	1.43%	1.48%
Acquired fund fees and expenses		0.63%	0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses		2.49%	3.21%	2.73%	2.21%	2.26%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	1.33%	1.33%	1.33%	1.33%	1.33%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.16%	1.88%	1.40%	0.88%	0.93%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013, after which it may be terminated by the Adviser upon proper prior notice to the Trust.

Example
This Example is intended to help you compare the cost of investing in the
Defensive Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Defensive Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Optimal Allocations Fund: Defensive (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Defensive Class A	686	1,058	1,590	3,041
Aberdeen Optimal Allocations Fund: Defensive Class C	291	732	1,440	3,322
Aberdeen Optimal Allocations Fund: Defensive Class R	143	587	1,200	2,858
Aberdeen Optimal Allocations Fund: Defensive Institutional Class	90	426	933	2,327
Aberdeen Optimal Allocations Fund: Defensive Institutional Service Class	95	442	959	2,380

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Defensive Aberdeen Optimal Allocations Fund: Defensive Class C	191	732	1,440	3,322

Portfolio Turnover
The Defensive Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 36.34% of the average value of its portfolio.

Principal Strategies
The Defensive Fund invests in Underlying Funds, some of which are actively managed by the Adviser, and invests in both traditional (funds that invest in
U.S. equities, international equities, U.S. bonds and short-term investments)
and non-traditional (funds of specific market sectors, emerging markets, international bonds, alternative strategies and real assets such as real estate investment trusts ("REITs") and commodity linked instruments) asset classes. The
Defensive Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs. It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives. The Defensive Fund invests in bonds and short-term investments to add income and reduce volatility. The Defensive Fund may invest in Underlying Funds that invest in the stocks of companies of any size and in bonds of any maturity and quality.

The Adviser establishes model weights among different asset classes based on the
Defensive Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Defensive
Fund in order to achieve the Defensive Fund's investment objective. The
Defensive Fund's current target allocation ranges for investment are: 5-30% in
U.S. equity funds, 5-35% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 50-75% in bond funds and short-term investments and 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation).

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Defensive Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Affiliated Funds Risk - The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk - The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in non-traditional assets, which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk - The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various underlying funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk - Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk - The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk - Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk - the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk - transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk - the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk - derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk - foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk - interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk - the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk - it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk - instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk - investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk - the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk - an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Defensive Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Defensive Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Defensive Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Defensive
Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Defensive Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the S&P 500® Index, an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S.
companies, and the Defensive Composite Index, which is a hypothetical combination of 60% of the Barclays Capital U.S. Aggregate Bond Index, and 40% of
the S&P 500 Index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  7.98% - 3rd quarter 2010

Worst Quarter:  -6.34% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Optimal Allocations Fund: Defensive	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Optimal Allocations Fund: Defensive Class A	Class A shares - Before Taxes	1.77%	2.94%	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive Class A After Taxes on Distributions	Class A shares - After Taxes on Distributions	0.98%	1.90%	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive Class A After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	1.13%	1.91%	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive Class C	Class C shares - Before Taxes	6.20%	3.71%	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive Class R	Class R shares - Before Taxes	6.20%	3.71%	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive Institutional Class	Institutional Class shares - Before Taxes	8.34%	4.68%	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive Institutional Service Class	Institutional Service Class shares - Before Taxes	8.34%	4.68%	Dec 15, 2006
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.03%	Dec 15, 2006
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	(0.93%)	Dec 15, 2006
Defensive Composite Index	Defensive Composite Index (reflects no deduction for fees, expenses or taxes)	10.41%	3.67%	Dec 15, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Optimal Allocations Fund: Defensive
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Optimal Allocations Fund: Defensive (the "Defensive Fund" or the
"Fund") seeks to maximize total investment return for a given level of risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Defensive Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Defensive Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 36.34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.34%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Defensive Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Defensive Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Defensive Fund invests in Underlying Funds, some of which are actively managed by the Adviser, and invests in both traditional (funds that invest in
U.S. equities, international equities, U.S. bonds and short-term investments)
and non-traditional (funds of specific market sectors, emerging markets, international bonds, alternative strategies and real assets such as real estate investment trusts ("REITs") and commodity linked instruments) asset classes. The
Defensive Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs. It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives. The Defensive Fund invests in bonds and short-term investments to add income and reduce volatility. The Defensive Fund may invest in Underlying Funds that invest in the stocks of companies of any size and in bonds of any maturity and quality.

The Adviser establishes model weights among different asset classes based on the
Defensive Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Defensive
Fund in order to achieve the Defensive Fund's investment objective. The
Defensive Fund's current target allocation ranges for investment are: 5-30% in
U.S. equity funds, 5-35% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 50-75% in bond funds and short-term investments and 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation).

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Defensive Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Affiliated Funds Risk - The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk - The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in non-traditional assets, which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk - The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various underlying funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk - Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk - The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk - Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk - the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk - transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk - the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk - derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk - foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk - interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk - the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk - it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk - instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk - investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk - the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk - an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Defensive Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Defensive Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Defensive Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Defensive
Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Defensive Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the S&P 500® Index, an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S.
companies, and the Defensive Composite Index, which is a hypothetical combination of 60% of the Barclays Capital U.S. Aggregate Bond Index, and 40% of
the S&P 500 Index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Defensive Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  7.98% - 3rd quarter 2010

Worst Quarter:  -6.34% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013, after which it may be terminated by the Adviser upon proper prior notice to the Trust.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.34%)
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013, after which it may be terminated by the Adviser upon proper prior notice to the Trust.
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013, after which it may be terminated by the Adviser upon proper prior notice to the Trust.
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013, after which it may be terminated by the Adviser upon proper prior notice to the Trust.
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013, after which it may be terminated by the Adviser upon proper prior notice to the Trust.
Aberdeen Optimal Allocations Fund: Defensive | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.93%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive | Defensive Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Defensive Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumCumulativeSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.33%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,058
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,590
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,041
Annual Return 2007	rr_AnnualReturn2007	7.60%
Annual Return 2008	rr_AnnualReturn2008	(11.11%)
Annual Return 2009	rr_AnnualReturn2009	15.85%
Annual Return 2010	rr_AnnualReturn2010	7.99%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumCumulativeSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.33%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	291
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	732
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,440
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,322
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	732
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,440
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,322
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumCumulativeSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.33%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	587
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,858
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumCumulativeSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.33%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Aberdeen Optimal Allocations Fund: Defensive | Aberdeen Optimal Allocations Fund: Defensive Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumCumulativeSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.48%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.33%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	442
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,380
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006

[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013, after which it may be terminated by the Adviser upon proper prior notice to the Trust.

Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate
Aberdeen Optimal Allocations Fund: Moderate
Objective
The Aberdeen Optimal Allocations Fund: Moderate (the "Moderate Fund" or the
"Fund") seeks to maximize total investment return for a given level of risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Moderate Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate Class A	Aberdeen Optimal Allocations Fund: Moderate Class C	Aberdeen Optimal Allocations Fund: Moderate Class R	Aberdeen Optimal Allocations Fund: Moderate Institutional Class	Aberdeen Optimal Allocations Fund: Moderate Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Optimal Allocations Fund: Moderate		Aberdeen Optimal Allocations Fund: Moderate Class A	Aberdeen Optimal Allocations Fund: Moderate Class C	Aberdeen Optimal Allocations Fund: Moderate Class R	Aberdeen Optimal Allocations Fund: Moderate Institutional Class	Aberdeen Optimal Allocations Fund: Moderate Institutional Service Class
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.47%	0.46%	0.49%	0.46%	0.51%
Acquired fund fees and expenses		0.73%	0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses		1.60%	2.34%	1.87%	1.34%	1.39%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.36%	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.24%	1.98%	1.51%	0.98%	1.03%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Moderate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Moderate Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Optimal Allocations Fund: Moderate (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Moderate Class A	694	983	1,330	2,307
Aberdeen Optimal Allocations Fund: Moderate Class C	301	660	1,183	2,619
Aberdeen Optimal Allocations Fund: Moderate Class R	154	516	942	2,130
Aberdeen Optimal Allocations Fund: Moderate Institutional Class	100	352	663	1,548
Aberdeen Optimal Allocations Fund: Moderate Institutional Service Class	105	367	690	1,604

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Moderate Aberdeen Optimal Allocations Fund: Moderate Class C	201	660	1,183	2,619

Portfolio Turnover
The Moderate Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 41.21% of the average value of its portfolio.

Principal Strategies
The Moderate Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Fund invests in both traditional and non-traditional asset classes to reduce overall portfolio volatility.

The Moderate Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Moderate Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Moderate
Fund in order to achieve the Moderate Fund's investment objective. The Moderate
Fund's current target allocation ranges for investment are: 20-40% in U.S.
equity funds, 10-45% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 30-55% in bond funds and short-term investments and 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation).

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Moderate Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Affiliated Funds Risk - The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk - The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in specialty assets (which include investments that focus on a specialized asset class (e.g., commodities) as well as specific market sectors within a broader asset class), which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk - The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk - Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund.
In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk - The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk - Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk - the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk - transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk - the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk - derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk - foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk - interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk - the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk - it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk - instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk - investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk - the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk - an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Moderate Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Moderate Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Moderate Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Moderate Fund and the
Predecessor Fund have substantially similar investment objectives and strategies.  Returns shown for the
Institutional Service Class for periods prior to its commencement of operations are based on the previous performance of the Institutional Class. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what each the Institutional Service Class would have produced because both classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Moderate Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Moderate Composite Index, which is a hypothetical combination of 40% of the Barclays Capital U.S. Aggregate Bond
Index, 40% of the S&P 500 Index and 20% of the MSCI EAFE Index.  Remember,
however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  13.37% - 2nd quarter 2009

Worst Quarter:  -12.61% - 3rd quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Optimal Allocations Fund: Moderate	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Optimal Allocations Fund: Moderate Class A	Class A shares - Before Taxes	4.35%	4.20%	5.89%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Class C	Class C shares - Before Taxes	9.13%	4.69%	6.02%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Class R	Class R shares - Before Taxes	10.62%	5.19%	6.49%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Institutional Class	Institutional Class shares - Before Taxes	11.16%	5.70%	7.05%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Institutional Service Class	Institutional Service Class shares - Before Taxes	11.16%	5.70%	7.05%	Jun 29, 2004
After Taxes on Distributions Aberdeen Optimal Allocations Fund: Moderate Class A	Class A shares - After Taxes on Distributions	3.60%	2.95%	4.53%	Jun 29, 2004
After Taxes on Distributions and Sales Aberdeen Optimal Allocations Fund: Moderate Class A	Class A shares - After Taxes on Distributions and Sales of Shares	2.81%	2.98%	4.37%	Jun 29, 2004
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.71%	Jun 29, 2004
Moderate Composite Index	Moderate Composite Index (reflects no deduction for fees, expenses or taxes)	10.85%	4.30%	5.41%	Jun 29, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Optimal Allocations Fund: Moderate
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Optimal Allocations Fund: Moderate (the "Moderate Fund" or the
"Fund") seeks to maximize total investment return for a given level of risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Moderate Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Moderate Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 41.21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.21%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Moderate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Moderate Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Moderate Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Fund invests in both traditional and non-traditional asset classes to reduce overall portfolio volatility.

The Moderate Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Moderate Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Moderate
Fund in order to achieve the Moderate Fund's investment objective. The Moderate
Fund's current target allocation ranges for investment are: 20-40% in U.S.
equity funds, 10-45% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 30-55% in bond funds and short-term investments and 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation).

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Moderate Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Affiliated Funds Risk - The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk - The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in specialty assets (which include investments that focus on a specialized asset class (e.g., commodities) as well as specific market sectors within a broader asset class), which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk - The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk - Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund.
In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk - The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk - Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk - the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk - transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk - the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk - derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk - foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk - interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk - the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk - it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk - instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk - investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk - the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk - an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Moderate Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Moderate Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Moderate Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Moderate Fund and the
Predecessor Fund have substantially similar investment objectives and strategies.  Returns shown for the
Institutional Service Class for periods prior to its commencement of operations are based on the previous performance of the Institutional Class. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what each the Institutional Service Class would have produced because both classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Moderate Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Moderate Composite Index, which is a hypothetical combination of 40% of the Barclays Capital U.S. Aggregate Bond
Index, 40% of the S&P 500 Index and 20% of the MSCI EAFE Index.  Remember,
however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Moderate Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  13.37% - 2nd quarter 2009

Worst Quarter:  -12.61% - 3rd quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.61%)
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Moderate | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate | Moderate Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Moderate Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	983
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,330
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,307
Annual Return 2005	rr_AnnualReturn2005	7.69%
Annual Return 2006	rr_AnnualReturn2006	12.40%
Annual Return 2007	rr_AnnualReturn2007	9.46%
Annual Return 2008	rr_AnnualReturn2008	(22.64%)
Annual Return 2009	rr_AnnualReturn2009	23.64%
Annual Return 2010	rr_AnnualReturn2010	10.75%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,183
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,619
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	660
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,183
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,619
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	516
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	942
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,130
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	663
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,548
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate | Aberdeen Optimal Allocations Fund: Moderate Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	690
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,604
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004

[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth
Aberdeen Optimal Allocations Fund: Moderate Growth
Objective
The Aberdeen Optimal Allocations Fund: Moderate Growth (the "Moderate Growth
Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Moderate Growth Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A and
Class D Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth Class A	Aberdeen Optimal Allocations Fund: Moderate Growth Class C	Aberdeen Optimal Allocations Fund: Moderate Growth Class R	Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Class	Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Optimal Allocations Fund: Moderate Growth		Aberdeen Optimal Allocations Fund: Moderate Growth Class A	Aberdeen Optimal Allocations Fund: Moderate Growth Class C	Aberdeen Optimal Allocations Fund: Moderate Growth Class R	Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Class	Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Service Class
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.59%	0.56%	0.56%	0.56%	0.61%
Acquired fund fees and expenses		0.89%	0.89%	0.89%	0.89%	0.89%
Total Annual Fund Operating Expenses		1.88%	2.60%	2.10%	1.60%	1.65%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.46%	0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.42%	2.14%	1.64%	1.14%	1.19%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Moderate Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Moderate Growth Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Optimal Allocations Fund: Moderate Growth (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Moderate Growth Class A	711	1,045	1,450	2,577
Aberdeen Optimal Allocations Fund: Moderate Growth Class C	317	719	1,296	2,864
Aberdeen Optimal Allocations Fund: Moderate Growth Class R	167	567	1,042	2,356
Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Class	116	412	782	1,820
Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Service Class	121	428	808	1,875

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Moderate Growth Aberdeen Optimal Allocations Fund: Moderate Growth Class C	217	719	1,296	2,864

Portfolio Turnover
The Moderate Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 56.29% of the average value of its portfolio.

Principal Strategies
The Moderate Growth Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Moderate Growth Fund's allocation is significantly weighted toward equities, including non-traditional investments, but also includes some fixed income investments to reduce volatility.

The Moderate Growth Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Moderate Growth Fund's risk profile and strategies. Within each allocation model, the Adviser selects the Underlying Funds, and the percentage of the
Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Moderate Growth Fund in order to achieve the Moderate Growth Fund's investment objective. The Moderate Growth Fund's current target allocation ranges for investment are: 20-40% in U.S. equity funds, 20-50% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 10-30% in bond funds and short-term investments and 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation).

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" In the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Moderate Growth Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Affiliated Funds Risk - The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk - The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in specialty assets (which include investments that focus on a specialized asset class (e.g. commodities) as well as specific market sectors within a broader asset class), which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk - The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset
class held by the Underlying Funds at any given time and the percentage of the
Fund's assets invested in various underlying funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk - Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk - The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk - Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk - the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk - transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk - the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk - derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk - foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk - interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk - the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk - it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk - instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk - investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk - the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk - an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Moderate Growth Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Moderate Growth Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Moderate Growth Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.
The Moderate Growth Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns shown for the Institutional
Service Class for periods prior to its commencement of operations are based on the previous performance of the Institutional Class. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what each the Institutional Service Class would have produced because both classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Moderate Growth Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Moderate Growth Composite Index, which is a hypothetical combination of 60% of the S&P 500 Index, 20% of the Barclays
Capital U.S. Aggregate Bond Index and 20% of the MSCI EAFE Index.  Remember,
however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  16.83% - 2nd quarter 2009

Worst Quarter:  -18.37% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Optimal Allocations Fund: Moderate Growth	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Optimal Allocations Fund: Moderate Growth Class A	Class A shares - Before Taxes	6.30%	3.52%	5.71%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth Class C	Class C shares - Before Taxes	11.00%	4.00%	5.89%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth Class R	Class R shares - Before Taxes	12.61%	4.44%	6.35%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Class	Institutional Class shares - Before Taxes	13.06%	4.83%	6.73%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Service Class	Institutional Service Class shares - Before Taxes	13.06%	4.83%	6.73%	Jun 29, 2004
After Taxes on Distributions Aberdeen Optimal Allocations Fund: Moderate Growth Class A	Class A shares - After Taxes on Distributions	5.71%	2.26%	4.31%	Jun 29, 2004
After Taxes on Distributions and Sales Aberdeen Optimal Allocations Fund: Moderate Growth Class A	Class A shares - After Taxes on Distributions and Sales of Shares	4.08%	2.44%	4.24%	Jun 29, 2004
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.71%	Jun 29, 2004
Moderate Growth Composite Index	Moderate Growth Composite Index (reflects no deduction for fees, expenses or taxes)	12.38%	3.46%	4.92%	Jun 29, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Optimal Allocations Fund: Moderate Growth
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Optimal Allocations Fund: Moderate Growth (the "Moderate Growth
Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Moderate Growth Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A and
Class D Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Moderate Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 56.29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.29%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Moderate Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Moderate Growth Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Moderate Growth Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Moderate Growth Fund's allocation is significantly weighted toward equities, including non-traditional investments, but also includes some fixed income investments to reduce volatility.

The Moderate Growth Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Moderate Growth Fund's risk profile and strategies. Within each allocation model, the Adviser selects the Underlying Funds, and the percentage of the
Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Moderate Growth Fund in order to achieve the Moderate Growth Fund's investment objective. The Moderate Growth Fund's current target allocation ranges for investment are: 20-40% in U.S. equity funds, 20-50% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 10-30% in bond funds and short-term investments and 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation).

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" In the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Moderate Growth Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Affiliated Funds Risk - The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk - The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in specialty assets (which include investments that focus on a specialized asset class (e.g. commodities) as well as specific market sectors within a broader asset class), which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk - The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset
class held by the Underlying Funds at any given time and the percentage of the
Fund's assets invested in various underlying funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk - Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk - The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk - Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk - the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk - transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk - the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk - derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk - foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk - interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk - the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk - it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk - instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk - investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk - the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk - an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Moderate Growth Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Moderate Growth Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Moderate Growth Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.
The Moderate Growth Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns shown for the Institutional
Service Class for periods prior to its commencement of operations are based on the previous performance of the Institutional Class. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what each the Institutional Service Class would have produced because both classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Moderate Growth Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Moderate Growth Composite Index, which is a hypothetical combination of 60% of the S&P 500 Index, 20% of the Barclays
Capital U.S. Aggregate Bond Index and 20% of the MSCI EAFE Index.  Remember,
however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Moderate Growth Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  16.83% - 2nd quarter 2009

Worst Quarter:  -18.37% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	fter-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.37%)
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Moderate Growth | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth | Moderate Growth Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Moderate Growth Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	711
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,045
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,577
Annual Return 2005	rr_AnnualReturn2005	9.62%
Annual Return 2006	rr_AnnualReturn2006	14.19%
Annual Return 2007	rr_AnnualReturn2007	10.92%
Annual Return 2008	rr_AnnualReturn2008	(31.48%)
Annual Return 2009	rr_AnnualReturn2009	28.89%
Annual Return 2010	rr_AnnualReturn2010	12.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	317
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	719
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,296
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,864
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	719
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,864
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	567
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,356
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,820
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Moderate Growth | Aberdeen Optimal Allocations Fund: Moderate Growth Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,875
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004

[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth
Aberdeen Optimal Allocations Fund: Growth
Objective
The Aberdeen Optimal Allocations Fund: Growth (the "Growth Fund" or the "Fund")
seeks to maximize total investment return for a given level of risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Growth Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth Class A	Aberdeen Optimal Allocations Fund: Growth Class C	Aberdeen Optimal Allocations Fund: Growth Class R	Aberdeen Optimal Allocations Fund: Growth Institutional Class	Aberdeen Optimal Allocations Fund: Growth Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Optimal Allocations Fund: Growth		Aberdeen Optimal Allocations Fund: Growth Class A	Aberdeen Optimal Allocations Fund: Growth Class C	Aberdeen Optimal Allocations Fund: Growth Class R	Aberdeen Optimal Allocations Fund: Growth Institutional Class	Aberdeen Optimal Allocations Fund: Growth Institutional Service Class
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		1.09%	1.04%	1.22%	1.04%	1.09%
Acquired fund fees and expenses		0.95%	0.95%	0.95%	0.95%	0.95%
Total Annual Fund Operating Expenses		2.44%	3.14%	2.82%	2.14%	2.19%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.94%	0.94%	0.94%	0.94%	0.94%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.50%	2.20%	1.88%	1.20%	1.25%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Growth
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Growth Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Optimal Allocations Fund: Growth (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Growth Class A	719	1,117	1,636	3,052
Aberdeen Optimal Allocations Fund: Growth Class C	323	787	1,476	3,313
Aberdeen Optimal Allocations Fund: Growth Class R	191	691	1,317	3,006
Aberdeen Optimal Allocations Fund: Growth Institutional Class	122	483	971	2,319
Aberdeen Optimal Allocations Fund: Growth Institutional Service Class	127	499	997	2,371

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Growth Aberdeen Optimal Allocations Fund: Growth Class C	223	787	1,476	3,313

Portfolio Turnover
The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 54.10% of the average value of its portfolio.

Principal Strategies
The Growth Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Growth Fund's allocation is more heavily weighted toward equity investments, and also includes non-traditional asset classes.

The Growth Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in some instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Growth Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Growth Fund in order to achieve the Growth Fund's investment objective. The Growth Fund's current target allocation ranges for investment are: 30-60% in U.S. equity funds, 25-60% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 0-15% in bond funds and short-term investments and 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation).

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Growth Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Affiliated Funds Risk - The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk - The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in non-traditional assets, which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk - The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various underlying funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk - Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk - The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk - Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk - the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk - transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk - the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk - derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk - foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk - interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk - the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk - it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk - instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk - investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk - the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk - an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Growth Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Growth Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Growth Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Growth Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns shown for the Institutional Service Class for periods prior to its commencement of operations are based on the previous performance of the Institutional
Class. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what each the
Institutional Service Class would have produced because both classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Growth Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index, as well as the Composite Growth Index, which is a hypothetical combination of 70% of the S&P 500 Index, 25% of the MSCI EAFE Index and 5% of
the Barclays Capital U.S. Aggregate Bond Index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  18.84% - 2nd quarter 2009

Worst Quarter:  -21.74% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Optimal Allocations Fund: Growth	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Optimal Allocations Fund: Growth Class A	Class A shares - Before Taxes	7.35%	2.42%	5.09%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth Class C	Class C shares - Before Taxes	12.09%	2.90%	5.25%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth Class R	Class R shares - Before Taxes	13.44%	3.33%	5.70%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth Institutional Class	Institutional Class shares - Before Taxes	13.87%	3.65%	6.05%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth Institutional Service Class	Institutional Service Class shares - Before Taxes	13.87%	3.65%	6.05%	Jun 29, 2004
After Taxes on Distributions Aberdeen Optimal Allocations Fund: Growth Class A	Class A shares - After Taxes on Distributions	6.75%	1.21%	3.70%	Jun 29, 2004
After Taxes on Distributions and Sales Aberdeen Optimal Allocations Fund: Growth Class A	Class A shares - After Taxes on Distributions and Sales of Shares	4.77%	1.55%	3.73%	Jun 29, 2004
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.71%	Jun 29, 2004
Composite Growth Index	Composite Growth Index (reflects no deduction for fees, expenses or taxes)	13.09%	2.78%	4.62%	Jun 29, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Optimal Allocations Fund: Growth
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Optimal Allocations Fund: Growth (the "Growth Fund" or the "Fund")
seeks to maximize total investment return for a given level of risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Growth Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 54.10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.10%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Growth
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Growth Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Growth Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Growth Fund's allocation is more heavily weighted toward equity investments, and also includes non-traditional asset classes.

The Growth Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in some instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Growth Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Growth Fund in order to achieve the Growth Fund's investment objective. The Growth Fund's current target allocation ranges for investment are: 30-60% in U.S. equity funds, 25-60% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 0-15% in bond funds and short-term investments and 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation).

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Growth Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Affiliated Funds Risk - The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk - The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in non-traditional assets, which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk - The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various underlying funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk - Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk - The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk - Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk - the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk - transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk - the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk - derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk - foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk - interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk - the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk - it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk - instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk - investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk - the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk - an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Growth Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Growth Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Growth Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Growth Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns shown for the Institutional Service Class for periods prior to its commencement of operations are based on the previous performance of the Institutional
Class. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what each the
Institutional Service Class would have produced because both classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Growth Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index, as well as the Composite Growth Index, which is a hypothetical combination of 70% of the S&P 500 Index, 25% of the MSCI EAFE Index and 5% of
the Barclays Capital U.S. Aggregate Bond Index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Growth Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  18.84% - 2nd quarter 2009

Worst Quarter:  -21.74% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.74%)
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Growth | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth | Composite Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Composite Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.94%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,117
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,636
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,052
Annual Return 2005	rr_AnnualReturn2005	10.22%
Annual Return 2006	rr_AnnualReturn2006	15.52%
Annual Return 2007	rr_AnnualReturn2007	10.75%
Annual Return 2008	rr_AnnualReturn2008	(37.45%)
Annual Return 2009	rr_AnnualReturn2009	31.26%
Annual Return 2010	rr_AnnualReturn2010	13.87%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.14%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.94%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	787
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,476
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,313
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	787
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,476
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,313
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.94%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,317
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,006
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.94%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	971
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,319
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Growth | Aberdeen Optimal Allocations Fund: Growth Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.94%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	997
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,371
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004

[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty
Aberdeen Optimal Allocations Fund: Specialty
Objective
The Aberdeen Optimal Allocations Fund: Specialty (the "Specialty Fund" or the
"Fund") seeks to maximize total investment return for a given level of risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Specialty Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty Class A	Aberdeen Optimal Allocations Fund: Specialty Class C	Aberdeen Optimal Allocations Fund: Specialty Class R	Aberdeen Optimal Allocations Fund: Specialty Institutional Class	Aberdeen Optimal Allocations Fund: Specialty Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Optimal Allocations Fund: Specialty		Aberdeen Optimal Allocations Fund: Specialty Class A	Aberdeen Optimal Allocations Fund: Specialty Class C	Aberdeen Optimal Allocations Fund: Specialty Class R	Aberdeen Optimal Allocations Fund: Specialty Institutional Class	Aberdeen Optimal Allocations Fund: Specialty Institutional Service Class
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.62%	0.61%	0.61%	0.61%	0.66%
Acquired fund fees and expenses		1.04%	1.04%	1.04%	1.04%	1.04%
Total Annual Fund Operating Expenses		2.06%	2.80%	2.30%	1.80%	1.85%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.51%	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.55%	2.29%	1.79%	1.29%	1.34%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Specialty Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Specialty Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Optimal Allocations Fund: Specialty (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Specialty Class A	724	1,088	1,529	2,748
Aberdeen Optimal Allocations Fund: Specialty Class C	332	769	1,386	3,052
Aberdeen Optimal Allocations Fund: Specialty Class R	182	618	1,135	2,554
Aberdeen Optimal Allocations Fund: Specialty Institutional Class	131	464	877	2,029
Aberdeen Optimal Allocations Fund: Specialty Institutional Service Class	136	480	903	2,083

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Specialty Aberdeen Optimal Allocations Fund: Specialty Class C	232	769	1,386	3,052

Portfolio Turnover
The Specialty Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 60.00% of the average value of its portfolio.

Principal Strategies
The Specialty Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Specialty Fund's portfolio includes larger allocations to non-traditional asset classes.

The Specialty Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in some instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Specialty Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Specialty
Fund in order to achieve the Specialty Fund's investment objective. The
Specialty Fund's current target allocation ranges for investment are: 10-25% in
U.S. equity funds, 25-75% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 0-15% in bond funds and short-term investments and 5-30% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation).

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Specialty Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Affiliated Funds Risk - The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk - The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in specialty assets (which include investments that focus on a specialized asset class (e.g. commodities) as well as specific market sectors within a broader asset class), which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk - The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk - Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may
change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk - The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk - Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk - the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk - transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk - the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk - derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk - foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk - interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk - the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk - it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk - instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk - investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk - the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk - an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Specialty Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Specialty Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Specialty Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Specialty
Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns shown for the Institutional Service Class for periods prior to its commencement of operations are based on the
previous performance of the Institutional Class. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what each the
Institutional Service Class would have produced because both classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Specialty Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Specialty Composite Index, which is a hypothetical combination of 70% of the S&P 500 Index and 30% of the MSCI EAFE
Index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  19.07% - 2nd quarter 2009

Worst Quarter:  -21.91% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Optimal Allocations Fund: Specialty	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Optimal Allocations Fund: Specialty Class A	Class A shares - Before Taxes	5.19%	2.74%	5.68%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty Class C	Class C shares - Before Taxes	9.63%	3.18%	5.84%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty Class R	Class R shares - Before Taxes	11.28%	3.67%	6.36%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty Institutional Class	Institutional Service Class shares - Before Taxes	11.79%	4.22%	6.92%	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty Institutional Service Class	Institutional Class shares - Before Taxes	11.79%	4.22%	6.92%	Jun 29, 2004
After Taxes on Distributions Aberdeen Optimal Allocations Fund: Specialty Class A	Class A shares - After Taxes on Distributions	4.44%	1.58%	4.37%	Jun 29, 2004
After Taxes on Distributions and Sales Aberdeen Optimal Allocations Fund: Specialty Class A	Class A shares - After Taxes on Distributions and Sales of Shares	3.36%	1.81%	4.25%	Jun 29, 2004
S&P 500 ® Index	S&P 500® Index	15.06%	2.29%	3.71%	Jun 29, 2004
Specialty Composite Index	Specialty Composite Index (reflects no deduction for fees, expenses or taxes)	13.07%	2.57%	4.60%	Jun 29, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Optimal Allocations Fund: Specialty
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Optimal Allocations Fund: Specialty (the "Specialty Fund" or the
"Fund") seeks to maximize total investment return for a given level of risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Specialty Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Specialty Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 60.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Specialty Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Specialty Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Specialty Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Specialty Fund's portfolio includes larger allocations to non-traditional asset classes.

The Specialty Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in some instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Specialty Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Specialty
Fund in order to achieve the Specialty Fund's investment objective. The
Specialty Fund's current target allocation ranges for investment are: 10-25% in
U.S. equity funds, 25-75% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 0-15% in bond funds and short-term investments and 5-30% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation).

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Specialty Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Affiliated Funds Risk - The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk - The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in specialty assets (which include investments that focus on a specialized asset class (e.g. commodities) as well as specific market sectors within a broader asset class), which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk - The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk - Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may
change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk - The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk - Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk - the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk - transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk - the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk - derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk - foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk - interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk - the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk - it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk - instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk - investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk - the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk - an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Specialty Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Specialty Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Specialty Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Specialty
Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns shown for the Institutional Service Class for periods prior to its commencement of operations are based on the
previous performance of the Institutional Class. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what each the
Institutional Service Class would have produced because both classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Specialty Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Specialty Composite Index, which is a hypothetical combination of 70% of the S&P 500 Index and 30% of the MSCI EAFE
Index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Specialty Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  19.07% - 2nd quarter 2009

Worst Quarter:  -21.91% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.91%)
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Optimal Allocations Fund: Specialty | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty | Specialty Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Specialty Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,088
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,529
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,748
Annual Return 2005	rr_AnnualReturn2005	10.46%
Annual Return 2006	rr_AnnualReturn2006	18.64%
Annual Return 2007	rr_AnnualReturn2007	10.83%
Annual Return 2008	rr_AnnualReturn2008	(37.38%)
Annual Return 2009	rr_AnnualReturn2009	32.21%
Annual Return 2010	rr_AnnualReturn2010	11.60%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.80%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	332
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	769
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,386
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,052
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	769
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,386
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,052
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,135
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,554
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	464
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	877
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,029
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004
Aberdeen Optimal Allocations Fund: Specialty | Aberdeen Optimal Allocations Fund: Specialty Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,083
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2004

[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Asia Bond Institutional Fund (Prospectus Summary) | Aberdeen Asia Bond Institutional Fund
Aberdeen Asia Bond Institutional Fund
Objective
The Aberdeen Asia Bond Institutional Fund (the "Asia Bond Institutional Fund" or
the "Fund") seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia Bond Institutional Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Asia Bond Institutional Fund		Aberdeen Asia Bond Institutional Fund Institutional Class	Aberdeen Asia Bond Institutional Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 30 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Asia Bond Institutional Fund		Aberdeen Asia Bond Institutional Fund Institutional Class	Aberdeen Asia Bond Institutional Fund Institutional Service Class
Management Fees		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.21%	0.36%
Total Annual Fund Operating Expenses		0.71%	0.86%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.70%	0.85%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.65% for all Classes of the Fund at least through July 20, 2011. Effective July 21, 2011, the contract will limit operating expenses to 0.70% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Asia
Bond Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Asia Bond Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Asia Bond Institutional Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Asia Bond Institutional Fund Institutional Class	72	225	393	881
Aberdeen Asia Bond Institutional Fund Institutional Service Class	87	272	475	1,059

Portfolio Turnover
The Asia Bond Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 42.77% of the average value of its portfolio.

Principal Strategies
The Asia Bond Institutional Fund seeks to achieve its objective by investing primarily in bonds and other debt securities of Asian sovereign and corporate issuers. As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds of Asian issuers, as defined below, and derivatives that reflect the performance of bonds of Asian issuers. The portion of the Fund's assets not invested in these investments may be invested in debt securities issued by the U.S. government, its agencies and instrumentalities,
U.S. companies and multinational organizations, such as the Asian Development
Bank, as well as non-Asian derivatives and other assets. The Fund may invest without limit in emerging markets and in issuers of any market capitalization, including start-ups.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia Bond
Institutional Fund.

Asian issuers are issuers (i) organized under the laws of an Asian country or that maintain their principal place of business in Asia; (ii) traded principally in Asia; or (iii) that during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Asia or have at least 50% of their assets in an
Asian country. For the purposes of the Fund's investments, Asia currently includes Bangladesh, Brunei, China, Hong Kong, India, Indonesia, Japan,
Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Nepal, Pakistan, the
Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

The investment team bases its investment decisions on fundamental market factors, currency trends and credit quality. The Fund invests where the combination of interest, appreciation and currency exchange rates appear attractive. The Fund will be broadly diversified in terms of countries invested in and rating of issuers. The Fund may invest in debt securities of any quality, including debt securities rated as low as C by Moody's Investors Service
("Moody's") or D by Standard & Poor's, or, if unrated, deemed to be of comparable quality. Securities rated C by Moody's can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Securities rated D by Standard & Poor's are in payment default.  Securities rated B or lower by Standard & Poor's or Ba or lower by Moody's and unrated securities of comparable quality are commonly referred to as "junk bonds". The
Fund currently intends to maintain an average portfolio credit rating of BB- by
Standard & Poor's.

The investment team seeks to achieve the Fund's objective through active management of the Fund's duration, credit, currency exposure and country allocation. A top-down analysis is performed to determine the portion of portfolio assets to be invested in Asian corporate, Asian sovereign and U.S.
government and corporate bonds and the size and composition of the Fund's interest rate and currency exposure. Then, the investment team determines the allocation of assets to particular countries in the region and finally, individual securities are selected by evaluating the industry and business profile of the issuer, the financial profile of the issuer, the structure and subordination of the security and other relevant factors. The investment team intends to enhance return by managing currency exposure, which may involve hedging transactions as well as speculating in comparative changes in currency exchange rates. The Fund's exposure to a currency can exceed the value of the
Fund's securities denominated in that currency and may exceed the value of the
Fund's assets. Currency positions will be based on the investment team's analysis of relevant regional macroeconomic and other factors. The Fund has no stated maturity or duration policy and the average effective maturity or duration may change. The Adviser has implemented proprietary risk management systems to monitor the Fund to protect against loss through overemphasis on a particular issuer, country or currency.

The Fund may hedge or take speculative positions in currencies. To gain or hedge exposure to currencies, the Fund may use futures, forwards, options or swaps.

The Fund may invest in all types of bonds, including:

†          certificates of deposit and other bank obligations;

†          corporate bonds, debentures and notes;

†          convertible debt securities;

†          credit linked notes;

†          government securities;

†          loans or similar extensions of credit;

†          mortgage-backed and asset-backed securities; and

†          repurchase agreements involving portfolio securities.

The Fund primarily holds securities denominated in Asian currencies or in U.S.
dollars, although it may hold currencies in order to achieve its objective.

The Fund may invest up to:

†          25% of assets in the securities of any one foreign government, its agencies, instrumentalities and political subdivisions;

†          50% of assets in bonds of issuers located in any single foreign country; and

†          100% of net assets in emerging markets and in bonds rated below investment grade.

The Fund may engage in other investment practices that include the use of options, futures, swaps and other derivative securities. A derivative is a contract whose value is based on performance of an underlying financial asset, index or economic measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. The Fund will attempt to take advantage of pricing inefficiencies in these securities. The Fund may engage in derivative transactions involving a variety of underlying instruments, including currencies, debt securities, securities indexes, futures and options on swaps
(commonly referred to as swaptions). In particular, the Fund may engage in interest rate and currency futures, credit default swaps, cross-currency swaps, and interest rate swaps; options on futures and interest rate swaps, certificates of deposit or currencies; and forwards on currencies.

The Fund may use these derivative techniques for a wide variety of purposes, including, but not limited to, the following:

†          to manage the Fund's interest rate, credit and currency exposure;

†          as a substitute for taking a position in the underlying asset (where the manager feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

†          to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure);

†          as a hedging strategy;

†          to seek to increase total returns (which is considered a speculative practice); and

†          to take short positions via derivatives in securities, interest rates, credits, currencies and markets.

The Fund may write uncovered (or so-called "naked") options as well as engage in other futures and derivative strategies. The Fund may attempt to hedge its investments in order to mitigate risk, but it is not required to do so.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Asia Bond Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian Risk - parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Asset-Backed Securities - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

Non-Diversified Fund Risk - because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Regional Focus Risk - focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia) likely will have a greater effect on portfolio performance than they would in a more geographically diversified bond fund.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Asia Bond Institutional Fund prior to July 20,
2009 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Asia Bond Institutional Fund adopted the performance of the Predecessor Fund as the result of a reorganization in which the Asia Bond Institutional Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.
The Asia Bond Institutional Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the Asia
Bond Institutional Fund. The bar chart shows how the Fund's annual total returns have varied from year to year. The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 877-343-2906.

Institutional Service Class shares have not been in operation for a full calendar year; therefore no performance information for Institutional Service
Class shares is provided.  The returns for Institutional Service Class shares will be substantially similar to returns for Institutional Class shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.

Annual Total Returns - Institutional Class Shares (Years Ended December 31)

Best Quarter:  12.66% - 2nd quarter 2009

Worst Quarter:  -4.91% - 3rd quarter 2008

After-tax returns are shown in the following table for Institutional
Class shares only and will vary for Institutional Service Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts,
401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Asia Bond Institutional Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Asia Bond Institutional Fund Institutional Class	Institutional Class shares - Before Taxes	12.54%	6.48%	May 1, 2007
Aberdeen Asia Bond Institutional Fund Institutional Class After Taxes on Distributions	Institutional Class shares - After Taxes on Distributions	9.83%	4.97%	May 1, 2007
Aberdeen Asia Bond Institutional Fund Institutional Class After Taxes on Distributions and Sales	Institutional Class shares - After Taxes on Distributions and Sales of Shares	8.11%	4.65%	May 1, 2007
HSBC Asian Local Bond Index™	HSBC Asian Local Bond Index™ (reflects no deduction for fees, expenses or taxes)	12.17%	6.67%	May 1, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Asia Bond Institutional Fund (Prospectus Summary) | Aberdeen Asia Bond Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Asia Bond Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Asia Bond Institutional Fund (the "Asia Bond Institutional Fund" or
the "Fund") seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia Bond Institutional Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Asia Bond Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 42.77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.77%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Asia
Bond Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Asia Bond Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Asia Bond Institutional Fund seeks to achieve its objective by investing primarily in bonds and other debt securities of Asian sovereign and corporate issuers. As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds of Asian issuers, as defined below, and derivatives that reflect the performance of bonds of Asian issuers. The portion of the Fund's assets not invested in these investments may be invested in debt securities issued by the U.S. government, its agencies and instrumentalities,
U.S. companies and multinational organizations, such as the Asian Development
Bank, as well as non-Asian derivatives and other assets. The Fund may invest without limit in emerging markets and in issuers of any market capitalization, including start-ups.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia Bond
Institutional Fund.

Asian issuers are issuers (i) organized under the laws of an Asian country or that maintain their principal place of business in Asia; (ii) traded principally in Asia; or (iii) that during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Asia or have at least 50% of their assets in an
Asian country. For the purposes of the Fund's investments, Asia currently includes Bangladesh, Brunei, China, Hong Kong, India, Indonesia, Japan,
Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Nepal, Pakistan, the
Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

The investment team bases its investment decisions on fundamental market factors, currency trends and credit quality. The Fund invests where the combination of interest, appreciation and currency exchange rates appear attractive. The Fund will be broadly diversified in terms of countries invested in and rating of issuers. The Fund may invest in debt securities of any quality, including debt securities rated as low as C by Moody's Investors Service
("Moody's") or D by Standard & Poor's, or, if unrated, deemed to be of comparable quality. Securities rated C by Moody's can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Securities rated D by Standard & Poor's are in payment default.  Securities rated B or lower by Standard & Poor's or Ba or lower by Moody's and unrated securities of comparable quality are commonly referred to as "junk bonds". The
Fund currently intends to maintain an average portfolio credit rating of BB- by
Standard & Poor's.

The investment team seeks to achieve the Fund's objective through active management of the Fund's duration, credit, currency exposure and country allocation. A top-down analysis is performed to determine the portion of portfolio assets to be invested in Asian corporate, Asian sovereign and U.S.
government and corporate bonds and the size and composition of the Fund's interest rate and currency exposure. Then, the investment team determines the allocation of assets to particular countries in the region and finally, individual securities are selected by evaluating the industry and business profile of the issuer, the financial profile of the issuer, the structure and subordination of the security and other relevant factors. The investment team intends to enhance return by managing currency exposure, which may involve hedging transactions as well as speculating in comparative changes in currency exchange rates. The Fund's exposure to a currency can exceed the value of the
Fund's securities denominated in that currency and may exceed the value of the
Fund's assets. Currency positions will be based on the investment team's analysis of relevant regional macroeconomic and other factors. The Fund has no stated maturity or duration policy and the average effective maturity or duration may change. The Adviser has implemented proprietary risk management systems to monitor the Fund to protect against loss through overemphasis on a particular issuer, country or currency.

The Fund may hedge or take speculative positions in currencies. To gain or hedge exposure to currencies, the Fund may use futures, forwards, options or swaps.

The Fund may invest in all types of bonds, including:

†          certificates of deposit and other bank obligations;

†          corporate bonds, debentures and notes;

†          convertible debt securities;

†          credit linked notes;

†          government securities;

†          loans or similar extensions of credit;

†          mortgage-backed and asset-backed securities; and

†          repurchase agreements involving portfolio securities.

The Fund primarily holds securities denominated in Asian currencies or in U.S.
dollars, although it may hold currencies in order to achieve its objective.

The Fund may invest up to:

†          25% of assets in the securities of any one foreign government, its agencies, instrumentalities and political subdivisions;

†          50% of assets in bonds of issuers located in any single foreign country; and

†          100% of net assets in emerging markets and in bonds rated below investment grade.

The Fund may engage in other investment practices that include the use of options, futures, swaps and other derivative securities. A derivative is a contract whose value is based on performance of an underlying financial asset, index or economic measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. The Fund will attempt to take advantage of pricing inefficiencies in these securities. The Fund may engage in derivative transactions involving a variety of underlying instruments, including currencies, debt securities, securities indexes, futures and options on swaps
(commonly referred to as swaptions). In particular, the Fund may engage in interest rate and currency futures, credit default swaps, cross-currency swaps, and interest rate swaps; options on futures and interest rate swaps, certificates of deposit or currencies; and forwards on currencies.

The Fund may use these derivative techniques for a wide variety of purposes, including, but not limited to, the following:

†          to manage the Fund's interest rate, credit and currency exposure;

†          as a substitute for taking a position in the underlying asset (where the manager feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

†          to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure);

†          as a hedging strategy;

†          to seek to increase total returns (which is considered a speculative practice); and

†          to take short positions via derivatives in securities, interest rates, credits, currencies and markets.

The Fund may write uncovered (or so-called "naked") options as well as engage in other futures and derivative strategies. The Fund may attempt to hedge its investments in order to mitigate risk, but it is not required to do so.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Asia Bond Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian Risk - parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Asset-Backed Securities - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

Non-Diversified Fund Risk - because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Regional Focus Risk - focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia) likely will have a greater effect on portfolio performance than they would in a more geographically diversified bond fund.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Asia Bond Institutional Fund prior to July 20,
2009 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Asia Bond Institutional Fund adopted the performance of the Predecessor Fund as the result of a reorganization in which the Asia Bond Institutional Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.
The Asia Bond Institutional Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the Asia
Bond Institutional Fund. The bar chart shows how the Fund's annual total returns have varied from year to year. The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 877-343-2906.

Institutional Service Class shares have not been in operation for a full calendar year; therefore no performance information for Institutional Service
Class shares is provided.  The returns for Institutional Service Class shares will be substantially similar to returns for Institutional Class shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Asia Bond Institutional Fund.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Institutional Service Class shares have not been in operation for a full calendar year; therefore no performance information for Institutional Service Class shares is provided. The returns for Institutional Service Class shares will be substantially similar to returns for Institutional Class shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-343-2906
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Institutional Class Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  12.66% - 2nd quarter 2009

Worst Quarter:  -4.91% - 3rd quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares only and will vary for Institutional Service Class shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Institutional
Class shares only and will vary for Institutional Service Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts,
401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Asia Bond Institutional Fund (Prospectus Summary) | Aberdeen Asia Bond Institutional Fund | Aberdeen Asia Bond Institutional Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.91%)
Aberdeen Asia Bond Institutional Fund (Prospectus Summary) | Aberdeen Asia Bond Institutional Fund | Aberdeen Asia Bond Institutional Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Asia Bond Institutional Fund | HSBC Asian Local Bond Index™
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	HSBC Asian Local Bond Index™ (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Aberdeen Asia Bond Institutional Fund | Aberdeen Asia Bond Institutional Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	393
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	881
Annual Return 2008	rr_AnnualReturn2008	(11.37%)
Annual Return 2009	rr_AnnualReturn2009	22.34%
Annual Return 2010	rr_AnnualReturn2010	12.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Aberdeen Asia Bond Institutional Fund | Aberdeen Asia Bond Institutional Fund Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Aberdeen Asia Bond Institutional Fund | Aberdeen Asia Bond Institutional Fund Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Aberdeen Asia Bond Institutional Fund | Aberdeen Asia Bond Institutional Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	272
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	475
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,059

[1]	(for shares redeemed or exchanged within 30 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.65% for all Classes of the Fund at least through July 20, 2011. Effective July 21, 2011, the contract will limit operating expenses to 0.70% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund
Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund
Objective
The Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund (the
"Asia-Pacific Equity Institutional Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Equity Institutional Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund		Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Class	Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Service Class.
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whicheve is less)		none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund		Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Class	Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Service Class.
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.30%	0.30%
Total Annual Fund Operating Expenses		1.30%	1.30%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.25%	1.25%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Asia-Pacific Equity Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Asia-Pacific Equity
Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Class	127	402	703	1,559
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Service Class.	127	402	703	1,559

Portfolio Turnover
The Asia-Pacific Equity Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 1.15% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Asia-Pacific Equity
Institutional Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Asia-Pacific
(ex-Japan) issuers.  The "Asia-Pacific Region" includes, among other countries,
South Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand, Indonesia,
Australia, New Zealand, Sri Lanka, Philippines and India.  A company generally is considered to be an Asia-Pacific (ex-Japan) issuer if, as determined by the
Fund's management:

†          it is organized under the laws of a country in the Asia-Pacific
Region (excluding Japan) or maintains a principal office there;

†          its securities trade principally in a country in the Asia-Pacific
Region (excluding Japan); or

†          it derives at least 50% of its revenue or earnings from goods or services sold or produced in a country in the Asia-Pacific Region (excluding
Japan) or has at least 50% of its assets there.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia-Pacific
Equity Institutional Fund.

The portion of the Fund's assets not invested in equity securities of
Asia-Pacific (ex-Japan) issuers may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) Region.  The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.
The Fund may invest without limit in emerging market countries.  In addition, the Fund may invest in equity securities without regard to market capitalization.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stock.

To a limited extent, the Fund may also engage in other investment practices.
The Fund will not seek to hedge against a decline in the value of the Fund's
non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Asia-Pacific Equity Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian-Pacific Risk - parts of the Asian-Pacific region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian-Pacific region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Regional Focus Risk - focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia-Pacific) likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small- and Mid-Cap Securities Risk - in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The bar chart and table below can help you evaluate potential risks of the
Asia-Pacific Equity Institutional Fund. The bar chart shows the Fund's annual total returns for Institutional Class. The return in the bar chart has not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Return - Institutional Class Shares (Year Ended December 31)

Best Quarter:  16.95% - 3rd quarter 2010

Worst Quarter:  -3.79% - 2nd quarter 2010

After-tax returns are shown in the following table for Institutional
Class shares and will vary for Institutional Service Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Class	Institutional Class shares - Before Taxes	24.58%	21.66%	Nov 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Class After Taxes on Distributions	Institutional Class shares - After Taxes on Distributions	24.23%	21.36%	Nov 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Class After Taxes on Distributions and Sales	Institutional Class shares - After Taxes on Distributions and Sales of Shares	15.97%	18.26%	Nov 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Service Class.	Institutional Service Class shares - Before Taxes	24.71%	21.66%	Nov 16, 2009
MSCI AC Asia Pacific EX Japan Index™	MSCI AC Asia Pacific EX Japan Index™ (reflects no deduction for fees, expenses or taxes)	18.42%	18.40%	Nov 16, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund (the
"Asia-Pacific Equity Institutional Fund" or the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Equity Institutional Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Asia-Pacific Equity Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 1.15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.15%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Asia-Pacific Equity Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Asia-Pacific Equity
Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the Asia-Pacific Equity
Institutional Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Asia-Pacific
(ex-Japan) issuers.  The "Asia-Pacific Region" includes, among other countries,
South Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand, Indonesia,
Australia, New Zealand, Sri Lanka, Philippines and India.  A company generally is considered to be an Asia-Pacific (ex-Japan) issuer if, as determined by the
Fund's management:

†          it is organized under the laws of a country in the Asia-Pacific
Region (excluding Japan) or maintains a principal office there;

†          its securities trade principally in a country in the Asia-Pacific
Region (excluding Japan); or

†          it derives at least 50% of its revenue or earnings from goods or services sold or produced in a country in the Asia-Pacific Region (excluding
Japan) or has at least 50% of its assets there.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia-Pacific
Equity Institutional Fund.

The portion of the Fund's assets not invested in equity securities of
Asia-Pacific (ex-Japan) issuers may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) Region.  The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.
The Fund may invest without limit in emerging market countries.  In addition, the Fund may invest in equity securities without regard to market capitalization.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stock.

To a limited extent, the Fund may also engage in other investment practices.
The Fund will not seek to hedge against a decline in the value of the Fund's
non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	As a non-fundamental policy, under normal circumstances, the Asia-Pacific Equity Institutional Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Asia-Pacific (ex-Japan) issuers.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Asia-Pacific Equity Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian-Pacific Risk - parts of the Asian-Pacific region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian-Pacific region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Regional Focus Risk - focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia-Pacific) likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small- and Mid-Cap Securities Risk - in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below can help you evaluate potential risks of the
Asia-Pacific Equity Institutional Fund. The bar chart shows the Fund's annual total returns for Institutional Class. The return in the bar chart has not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Asia-Pacific Equity Institutional Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return - Institutional Class Shares (Year Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart has not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  16.95% - 3rd quarter 2010

Worst Quarter:  -3.79% - 2nd quarter 2010

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares and will vary for Institutional Service Class shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Institutional
Class shares and will vary for Institutional Service Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.79%)
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Service Class.
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund | MSCI AC Asia Pacific EX Japan Index™
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC Asia Pacific EX Japan Index™ (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whicheve is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	703
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,559
Annual Return 2010	rr_AnnualReturn2010	24.58%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund Institutional Service Class.
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whicheve is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	703
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,559
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009

[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Emerging Markets Institutional Fund (Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund
Aberdeen Emerging Markets Institutional Fund
Objective
The Aberdeen Emerging Markets Institutional Fund (the "Emerging Markets
Institutional Fund" or the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Institutional Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Emerging Markets Institutional Fund		Aberdeen Emerging Markets Institutional Fund Institutional Shares	Aberdeen Emerging Markets Institutional Fund Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Emerging Markets Institutional Fund		Aberdeen Emerging Markets Institutional Fund Institutional Shares	Aberdeen Emerging Markets Institutional Fund Institutional Service Class Shares
Management Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.20%	0.45%
Total Annual Fund Operating Expenses		1.10%	1.35%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.10%	1.35%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.95% for all Classes of the Fund at least through November 23, 2011. Effective November 24, 2011, the contract will limit operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Emerging Markets Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Emerging Markets
Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Emerging Markets Institutional Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Emerging Markets Institutional Fund Institutional Shares	112	350	606	1,340
Aberdeen Emerging Markets Institutional Fund Institutional Service Class Shares	137	428	739	1,624

Portfolio Turnover
The Emerging Markets Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the
Fund's portfolio turnover rate was 1.03% of the average value of its portfolio.

Principal Strategies
The Emerging Markets Institutional Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.  As a non-fundamental policy, under normal circumstances, the
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of issuers that:

†          Have their principal securities trading market in an emerging market country;

†          Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

†         Are organized under the laws of, and have their principal office in, an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

An "emerging market" country is any country determined by the Adviser or
Subadvisers to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.  Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries.  There are currently over 130 countries that the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets.
These countries generally include every nation in the world except the United
States, Canada, Japan, Australia, New Zealand and most nations located in
Western Europe.  The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Subadvisers.

The Fund may invest in securities denominated in major currencies, including
U.S. dollars, and currencies of emerging market countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.  However, from time to time, the Fund may hedge a portion of its foreign currency exposure.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Emerging Markets Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk - in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Emerging Markets Institutional Fund prior to
November 23, 2009 reflect the performance of a predecessor fund (the
"Predecessor Fund").  The Emerging Markets Institutional Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Emerging Markets Institutional Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.  The Emerging Markets Institutional
Fund and the Predecessor Fund have substantially similar investment objectives and strategies and are managed by the same team.

The bar chart and table below can help you evaluate potential risks of the
Emerging Markets Institutional Fund.  The bar chart shows how the Fund's annual total returns have varied from year to year.  The returns in the bar chart have not been adjusted to show the effect of taxes.  If taxes were included, the annual total returns would be lower than those shown.  The table compares the
Fund's average annual total returns to the returns of a broad-based securities index.  The bar chart and table assume that all dividends and distributions are reinvested in the Fund.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 877-343-2906.

Annual Total Returns - Institutional Class Shares (Years Ended December 31)

Best Quarter:  39.91% - 2nd quarter 2009

Worst Quarter:  -22.69% - 4th quarter 2008

After-tax returns are shown in the following table for Institutional
Class shares and will vary for Institutional Service Class shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.  Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns Aberdeen Emerging Markets Institutional Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Emerging Markets Institutional Fund Institutional Shares	Institutional Class shares - Before Taxes	27.58%	13.68%	May 11, 2007
Aberdeen Emerging Markets Institutional Fund Institutional Shares After Taxes on Distributions	Institutional Class shares - After Taxes on Distributions	27.18%	12.95%	May 11, 2007
Aberdeen Emerging Markets Institutional Fund Institutional Shares After Taxes on Distributions and Sales	Institutional Class shares - After Taxes on Distributions and Sales of Shares	17.92%	11.45%	May 11, 2007
Aberdeen Emerging Markets Institutional Fund Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	27.55%	26.16%	Nov 23, 2009
MSCI EM Index	MSCI EM Index (reflects no deduction for fees, expenses or taxes)	19.20%	6.79%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Emerging Markets Institutional Fund (Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Emerging Markets Institutional Fund (the "Emerging Markets
Institutional Fund" or the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Institutional Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Emerging Markets Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the
Fund's portfolio turnover rate was 1.03% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.03%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Emerging Markets Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Emerging Markets
Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Emerging Markets Institutional Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.  As a non-fundamental policy, under normal circumstances, the
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of issuers that:

†          Have their principal securities trading market in an emerging market country;

†          Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

†         Are organized under the laws of, and have their principal office in, an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

An "emerging market" country is any country determined by the Adviser or
Subadvisers to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.  Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries.  There are currently over 130 countries that the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets.
These countries generally include every nation in the world except the United
States, Canada, Japan, Australia, New Zealand and most nations located in
Western Europe.  The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Subadvisers.

The Fund may invest in securities denominated in major currencies, including
U.S. dollars, and currencies of emerging market countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.  However, from time to time, the Fund may hedge a portion of its foreign currency exposure.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Emerging Markets Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk - in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Emerging Markets Institutional Fund prior to
November 23, 2009 reflect the performance of a predecessor fund (the
"Predecessor Fund").  The Emerging Markets Institutional Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Emerging Markets Institutional Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.  The Emerging Markets Institutional
Fund and the Predecessor Fund have substantially similar investment objectives and strategies and are managed by the same team.

The bar chart and table below can help you evaluate potential risks of the
Emerging Markets Institutional Fund.  The bar chart shows how the Fund's annual total returns have varied from year to year.  The returns in the bar chart have not been adjusted to show the effect of taxes.  If taxes were included, the annual total returns would be lower than those shown.  The table compares the
Fund's average annual total returns to the returns of a broad-based securities index.  The bar chart and table assume that all dividends and distributions are reinvested in the Fund.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 877-343-2906.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Emerging Markets Institutional Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-343-2906
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Institutional Class Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  39.91% - 2nd quarter 2009

Worst Quarter:  -22.69% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares and will vary for Institutional Service Class shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Institutional
Class shares and will vary for Institutional Service Class shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.  Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2010
Aberdeen Emerging Markets Institutional Fund (Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Aberdeen Emerging Markets Institutional Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.69%)
Aberdeen Emerging Markets Institutional Fund (Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Aberdeen Emerging Markets Institutional Fund Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Emerging Markets Institutional Fund | MSCI EM Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Aberdeen Emerging Markets Institutional Fund | Aberdeen Emerging Markets Institutional Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Annual Return 2008	rr_AnnualReturn2008	(40.36%)
Annual Return 2009	rr_AnnualReturn2009	76.55%
Annual Return 2010	rr_AnnualReturn2010	27.58%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Institutional Fund | Aberdeen Emerging Markets Institutional Fund Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Institutional Fund | Aberdeen Emerging Markets Institutional Fund Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Institutional Fund | Aberdeen Emerging Markets Institutional Fund Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 23, 2009

[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.95% for all Classes of the Fund at least through November 23, 2011. Effective November 24, 2011, the contract will limit operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen International Equity Institutional Fund (Prospectus Summary) | Aberdeen International Equity Institutional Fund
Aberdeen International Equity Institutional Fund
Objective
The Aberdeen International Equity Institutional Fund (the "International Equity
Institutional Fund" or the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of companies located in Europe,
Australasia, the Far East and other regions, including emerging countries.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the International Equity Institutional Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen International Equity Institutional Fund		Aberdeen International Equity Institutional Fund Institutional Class	Aberdeen International Equity Institutional Fund Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Aberdeen International Equity Institutional Fund		Aberdeen International Equity Institutional Fund Institutional Class	Aberdeen International Equity Institutional Fund Institutional Service Class Shares
Management Fees		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.30%	0.33%
Total Annual Fund Operating Expenses		1.10%	1.13%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.10%	1.13%
[1]	The Fund is a series of Aberdeen Funds (the "Trust") and is advised by Aberdeen Asset Management Inc. (the "Adviser"). The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.95% for all Classes of the Fund at least through December 1, 2011. Effective December 2, 2011, the contract will limit operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
International Equity Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the International Equity
Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen International Equity Institutional Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen International Equity Institutional Fund Institutional Class	112	350	606	1,340
Aberdeen International Equity Institutional Fund Institutional Service Class Shares	115	359	622	1,375

Portfolio Turnover
The International Equity Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the
Fund's portfolio turnover rate was 2.10% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the International
Equity Institutional Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the
U.S. Some of these countries may be considered to be emerging market countries.
If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the International
Equity Institutional Fund.

The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, that represent an ownership interest in the issuer.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The International Equity Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk - in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the International Equity Institutional Fund reflect the performance of the Predecessor Fund. The International Equity Institutional
Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the International Equity Institutional Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.
Institutional Class adopted the performance of Class Y of the Predecessor Fund and Institutional Service Class adopted the performance of Class A shares of the
Predecessor Fund.

The bar chart and table below can help you evaluate potential risks of the
International Equity Institutional Fund. The bar chart shows how the Fund's annual total returns have varied from year to year. The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
877-343-2906.

The returns in the bar chart
have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown.

Annual Total Returns - Institutional Class Shares (Years Ended December 31)

Best Quarter:  28.54% - 2nd quarter 2009

Worst Quarter: -24.39% - 4th quarter 2008

After-tax returns are shown in the following table for Institutional
Class shares only and will vary for Institutional Service Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts,
401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen International Equity Institutional Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Aberdeen International Equity Institutional Fund Institutional Class	Institutional Class shares - Before Taxes	7.93%	3.57%	1.66%
Aberdeen International Equity Institutional Fund Institutional Class After Taxes on Distributions	Institutional Class shares - After Taxes on Distributions	7.46%	2.19%	0.96%
Aberdeen International Equity Institutional Fund Institutional Class After Taxes on Distributions and Sales	Institutional Class shares - After Taxes on Distributions and Sales of Shares	5.13%	2.62%	1.19%
Aberdeen International Equity Institutional Fund Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	7.83%	3.39%	1.38%
MSCI All Country World ex U.S. Index	MSCI All Country World ex U.S. Index (reflects no deduction for fees, expenses or taxes)	11.60%	5.29%	5.97%

[1]	The "Annual Fund Operating Expenses" are annualized expenses based on the Funds most recent fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen International Equity Institutional Fund (Prospectus Summary) | Aberdeen International Equity Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen International Equity Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen International Equity Institutional Fund (the "International Equity
Institutional Fund" or the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of companies located in Europe,
Australasia, the Far East and other regions, including emerging countries.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the International Equity Institutional Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The International Equity Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the
Fund's portfolio turnover rate was 2.10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
International Equity Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the International Equity
Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the International
Equity Institutional Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the
U.S. Some of these countries may be considered to be emerging market countries.
If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the International
Equity Institutional Fund.

The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, that represent an ownership interest in the issuer.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The International Equity Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk - in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the International Equity Institutional Fund reflect the performance of the Predecessor Fund. The International Equity Institutional
Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the International Equity Institutional Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.
Institutional Class adopted the performance of Class Y of the Predecessor Fund and Institutional Service Class adopted the performance of Class A shares of the
Predecessor Fund.

The bar chart and table below can help you evaluate potential risks of the
International Equity Institutional Fund. The bar chart shows how the Fund's annual total returns have varied from year to year. The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
877-343-2906.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the International Equity Institutional Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-343-2906
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Institutional Class Shares (Years Ended December 31)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The returns in the bar chart
have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  28.54% - 2nd quarter 2009

Worst Quarter: -24.39% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares only and will vary for Institutional Service Class shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Institutional
Class shares only and will vary for Institutional Service Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts,
401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen International Equity Institutional Fund (Prospectus Summary) | Aberdeen International Equity Institutional Fund | Aberdeen International Equity Institutional Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.39%)
Aberdeen International Equity Institutional Fund (Prospectus Summary) | Aberdeen International Equity Institutional Fund | Aberdeen International Equity Institutional Fund Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen International Equity Institutional Fund | MSCI All Country World ex U.S. Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex U.S. Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.97%
Aberdeen International Equity Institutional Fund | Aberdeen International Equity Institutional Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Annual Return 2001	rr_AnnualReturn2001	(29.32%)
Annual Return 2002	rr_AnnualReturn2002	(19.10%)
Annual Return 2003	rr_AnnualReturn2003	32.55%
Annual Return 2004	rr_AnnualReturn2004	12.47%
Annual Return 2005	rr_AnnualReturn2005	16.08%
Annual Return 2006	rr_AnnualReturn2006	24.03%
Annual Return 2007	rr_AnnualReturn2007	17.34%
Annual Return 2008	rr_AnnualReturn2008	(47.46%)
Annual Return 2009	rr_AnnualReturn2009	44.43%
Annual Return 2010	rr_AnnualReturn2010	7.93%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.66%
Aberdeen International Equity Institutional Fund | Aberdeen International Equity Institutional Fund Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.96%
Aberdeen International Equity Institutional Fund | Aberdeen International Equity Institutional Fund Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.19%
Aberdeen International Equity Institutional Fund | Aberdeen International Equity Institutional Fund Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.38%

[1]	The "Annual Fund Operating Expenses" are annualized expenses based on the Funds most recent fiscal year.
[2]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[3]	The Fund is a series of Aberdeen Funds (the "Trust") and is advised by Aberdeen Asset Management Inc. (the "Adviser"). The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.95% for all Classes of the Fund at least through December 1, 2011. Effective December 2, 2011, the contract will limit operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund
Aberdeen Core Fixed Income Fund (formerly known as the Aberdeen Core Income Fund)
Objective
The Aberdeen Core Fixed Income Fund (the "Core Fixed Income Fund" or the
"Fund"), formerly known as the Aberdeen Core Income Fund, seeks to maximize total return consistent with the preservation of capital and prudent investment management by investing for both current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Core Fixed Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 "Additional
Information on Purchases and Sales" - "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on of the Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Core Fixed Income Fund		Aberdeen Core Fixed Income Fund Class A	Aberdeen Core Fixed Income Fund Class C	Aberdeen Core Fixed Income Fund Class R	Aberdeen Core Fixed Income Fund Institutional Class	Aberdeen Core Fixed Income Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		4.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Core Fixed Income Fund		Aberdeen Core Fixed Income Fund Class A	Aberdeen Core Fixed Income Fund Class C	Aberdeen Core Fixed Income Fund Class R	Aberdeen Core Fixed Income Fund Institutional Class	Aberdeen Core Fixed Income Fund Institutional Service Class
Management Fees		0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.17%	0.17%	0.19%	0.17%	0.17%
Total Annual Fund Operating Expenses		0.72%	1.47%	0.99%	0.47%	0.47%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.72%	1.47%	0.99%	0.47%	0.47%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.50% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Core
Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Core Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Core Fixed Income Fund Class A	495	645	809	1,281
Aberdeen Core Fixed Income Fund Class C	250	465	803	1,757
Aberdeen Core Fixed Income Fund Class R	101	315	547	1,213
Aberdeen Core Fixed Income Fund Institutional Class	48	151	263	591
Aberdeen Core Fixed Income Fund Institutional Service Class	48	151	263	591

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Core Fixed Income Fund Aberdeen Core Fixed Income Fund Class C	150	465	803	1,757

Portfolio Turnover
The Core Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 166.80% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, the Core Fixed Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of fixed income securities and instruments.  If the Fund changes its 80%
investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Core Fixed Income Fund.

Fixed income securities and instruments include, but are not limited to, the following:

† U.S. Government securities (including Treasury, agency and government sponsored enterprises),

† foreign government and agency, supranational, and quasi government obligations,

† residential mortgage-backed securities (MBS),

† commercial mortgage-backed securities (CMBS),

† asset-backed securities (ABS),

† municipal obligations,

† corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

† loan participations and assignments including revolving credit facilities,

† inflation-indexed securities,

† U.S. dollar denominated securities of foreign issuers,

† non-U.S. dollar denominated issues provided that all currency exposure is hedged,

† cash equivalents including commercial paper, repurchase agreements, and other short term investments,

† private placements including securities issued under Rule 144A,

† structured securities,

† derivative instruments including futures, interest rate swaps, options and credit derivatives, and

† currency forward contracts.

The Core Fixed Income Fund will primarily invest in investment grade securities at the time of purchase. Investment grade securities are those rated Baa3/BBB-
or higher. Up to 5% of the market value of the fund may be invested in securities rated Ba1/BB+ to Ba3/BB- at the time of purchase.  The manager may, but is not required to, sell if the securities ratings are down-graded.  Ratings from a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investor Services, Inc. ("Moody's"), Standard and Poor's
Rating Group ("Standard & Poor's"), or Fitch, Inc. ("Fitch"), will apply, or if unrated, be determined by the Adviser to be of comparable quality.

The Fund will only invest in non-U.S. dollar denominated issues when currency exposure is hedged and such investments are not generally expected to exceed 5%
of the Fund's portfolio.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps and futures. CDS may be used to adjust the Fund's exposure to the industry sector and/or to sell or buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum. For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

The Core Fixed Income Fund may also buy or sell securities on a forward commitment basis and lend portfolio securities.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Core Fixed Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Core Fixed Income Fund may be required to invest the proceeds in securities with lower yields.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk - the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign Investment Risk -foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk - the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

Portfolio Turnover - a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks."

Performance
The returns presented for the Core Fixed Income Fund reflect the performance of a predecessor fund (the "Predecessor Fund").  The Core Fixed Income Fund has
adopted the performance of the Predecessor Fund as the result of a reorganization in which the Core Fixed Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.  Returns of the Predecessor
Fund have been adjusted to reflect applicable sales charges, but not differences in the expenses applicable to a particular class.  Class A, Class C and
Institutional Class shares of the Fund adopted the performance of the Class A,
Class C and Class Y shares of the Predecessor Fund, respectively.

The bar chart and table below can help you evaluate potential risks of the Core
Fixed Income Fund.  The bar chart shows how the Fund's annual total returns for
Class A shares have varied from year to year.  The returns in the bar chart have not been adjusted to show the effect of taxes and sales charges.  If taxes and sales charges were included, the annual total returns would be lower than those shown.  The table compares the Fund's average annual total returns to the returns of two broad-based securities indices.  Effective July 12, 2010, the
Barclays Capital US Aggregate Index replaced the BofA Merrill Lynch US Corporate
Government & Mortgage Index (formerly Merrill Lynch Domestic Master Index), which was the Predecessor Fund's benchmark, as the Fund's benchmark.  The investment manager believes that the composition of the Barclays Capital US
Aggregate Index makes it the most meaningful comparison index given the Fund's investment strategy.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Institutional Service Class shares have not been in operation for a full calendar year; therefore no performance information for Institutional Services
Class shares is provided.  The returns for Institutional Service Class shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different sales charges and expenses.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  6.34% - 3rd quarter 2009

Worst Quarter:  -3.21% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Core Fixed Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Aberdeen Core Fixed Income Fund Class A	Class A shares - Before Taxes	1.67%	4.12%	4.70%
Aberdeen Core Fixed Income Fund Class A After Taxes on Distributions	Class A shares - After Taxes on Distributions	(0.84%)	2.38%	2.98%
Aberdeen Core Fixed Income Fund Class A After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	2.05%	2.58%	3.05%
Aberdeen Core Fixed Income Fund Class C	Class C shares - Before Taxes	4.35%	4.23%	4.40%
Aberdeen Core Fixed Income Fund Institutional Class	Institutional Class shares - Before Taxes	6.41%	5.25%	5.40%
Barclays Capital US Aggregate Index	Barclays Capital US Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
BofA Merrill Lynch US Corporate Government & Mortgage Index	BofA Merrill Lynch US Corporate Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)	6.43%	5.86%	5.88%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Core Fixed Income Fund (formerly known as the Aberdeen Core Income Fund)
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Core Fixed Income Fund (the "Core Fixed Income Fund" or the
"Fund"), formerly known as the Aberdeen Core Income Fund, seeks to maximize total return consistent with the preservation of capital and prudent investment management by investing for both current income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Core Fixed Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 "Additional
Information on Purchases and Sales" - "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Core Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 166.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	166.80%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Core
Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, the Core Fixed Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of fixed income securities and instruments.  If the Fund changes its 80%
investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Core Fixed Income Fund.

Fixed income securities and instruments include, but are not limited to, the following:

† U.S. Government securities (including Treasury, agency and government sponsored enterprises),

† foreign government and agency, supranational, and quasi government obligations,

† residential mortgage-backed securities (MBS),

† commercial mortgage-backed securities (CMBS),

† asset-backed securities (ABS),

† municipal obligations,

† corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

† loan participations and assignments including revolving credit facilities,

† inflation-indexed securities,

† U.S. dollar denominated securities of foreign issuers,

† non-U.S. dollar denominated issues provided that all currency exposure is hedged,

† cash equivalents including commercial paper, repurchase agreements, and other short term investments,

† private placements including securities issued under Rule 144A,

† structured securities,

† derivative instruments including futures, interest rate swaps, options and credit derivatives, and

† currency forward contracts.

The Core Fixed Income Fund will primarily invest in investment grade securities at the time of purchase. Investment grade securities are those rated Baa3/BBB-
or higher. Up to 5% of the market value of the fund may be invested in securities rated Ba1/BB+ to Ba3/BB- at the time of purchase.  The manager may, but is not required to, sell if the securities ratings are down-graded.  Ratings from a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investor Services, Inc. ("Moody's"), Standard and Poor's
Rating Group ("Standard & Poor's"), or Fitch, Inc. ("Fitch"), will apply, or if unrated, be determined by the Adviser to be of comparable quality.

The Fund will only invest in non-U.S. dollar denominated issues when currency exposure is hedged and such investments are not generally expected to exceed 5%
of the Fund's portfolio.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps and futures. CDS may be used to adjust the Fund's exposure to the industry sector and/or to sell or buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum. For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

The Core Fixed Income Fund may also buy or sell securities on a forward commitment basis and lend portfolio securities.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Core Fixed Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Core Fixed Income Fund may be required to invest the proceeds in securities with lower yields.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk - the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign Investment Risk -foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk - the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

Portfolio Turnover - a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks."

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Core Fixed Income Fund reflect the performance of a predecessor fund (the "Predecessor Fund").  The Core Fixed Income Fund has
adopted the performance of the Predecessor Fund as the result of a reorganization in which the Core Fixed Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.  Returns of the Predecessor
Fund have been adjusted to reflect applicable sales charges, but not differences in the expenses applicable to a particular class.  Class A, Class C and
Institutional Class shares of the Fund adopted the performance of the Class A,
Class C and Class Y shares of the Predecessor Fund, respectively.

The bar chart and table below can help you evaluate potential risks of the Core
Fixed Income Fund.  The bar chart shows how the Fund's annual total returns for
Class A shares have varied from year to year.  The returns in the bar chart have not been adjusted to show the effect of taxes and sales charges.  If taxes and sales charges were included, the annual total returns would be lower than those shown.  The table compares the Fund's average annual total returns to the returns of two broad-based securities indices.  Effective July 12, 2010, the
Barclays Capital US Aggregate Index replaced the BofA Merrill Lynch US Corporate
Government & Mortgage Index (formerly Merrill Lynch Domestic Master Index), which was the Predecessor Fund's benchmark, as the Fund's benchmark.  The investment manager believes that the composition of the Barclays Capital US
Aggregate Index makes it the most meaningful comparison index given the Fund's investment strategy.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Institutional Service Class shares have not been in operation for a full calendar year; therefore no performance information for Institutional Services
Class shares is provided.  The returns for Institutional Service Class shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different sales charges and expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Core Fixed Income Fund.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Institutional Service Class shares have not been in operation for a full calendar year; therefore no performance information for Institutional Services Class shares is provided. The returns for Institutional Service Class shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different sales charges and expenses.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart have not been adjusted to show the effect of taxes and sales charges. If taxes and sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  6.34% - 3rd quarter 2009

Worst Quarter:  -3.21% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.21%)
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Core Fixed Income Fund | Barclays Capital US Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital US Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Aberdeen Core Fixed Income Fund | BofA Merrill Lynch US Corporate Government & Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US Corporate Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.88%
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	495
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	645
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	809
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,281
Annual Return 2001	rr_AnnualReturn2001	7.28%
Annual Return 2002	rr_AnnualReturn2002	11.61%
Annual Return 2003	rr_AnnualReturn2003	3.22%
Annual Return 2004	rr_AnnualReturn2004	2.70%
Annual Return 2005	rr_AnnualReturn2005	1.85%
Annual Return 2006	rr_AnnualReturn2006	3.17%
Annual Return 2007	rr_AnnualReturn2007	6.03%
Annual Return 2008	rr_AnnualReturn2008	4.60%
Annual Return 2009	rr_AnnualReturn2009	5.12%
Annual Return 2010	rr_AnnualReturn2010	6.17%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.70%
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.98%
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.05%
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	250
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	150
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	465
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	803
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,757
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	591
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.40%
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	591

[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.50% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund
Aberdeen Global Fixed Income Fund
Objective
The Aberdeen Global Fixed Income Fund (the "Global Fixed Income Fund" or the
"Fund") seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Fixed Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Fixed Income Fund		Aberdeen Global Fixed Income Fund Class A	Aberdeen Global Fixed Income Fund Class C	Aberdeen Global Fixed Income Fund Class R	Aberdeen Global Fixed Income Fund Institutional Class	Aberdeen Global Fixed Income Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		4.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 30 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Fixed Income Fund		Aberdeen Global Fixed Income Fund Class A	Aberdeen Global Fixed Income Fund Class C	Aberdeen Global Fixed Income Fund Class R	Aberdeen Global Fixed Income Fund Institutional Class	Aberdeen Global Fixed Income Fund Institutional Service Class
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.57%	0.57%	0.59%	0.57%	0.73%
Total Annual Fund Operating Expenses		1.42%	2.17%	1.69%	1.17%	1.33%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.20%	1.95%	1.47%	0.95%	1.11%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.95% for all Classes of the Fund at least through July 20, 2011. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, and 12b-1 fees. Effective July 21, 2011, the contract limit will also exclude Administrative Services Fees from the operating expense limit. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Global
Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Global Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Global Fixed Income Fund Class A	542	813	1,127	2,017
Aberdeen Global Fixed Income Fund Class C	298	636	1,123	2,468
Aberdeen Global Fixed Income Fund Class R	150	489	875	1,960
Aberdeen Global Fixed Income Fund Institutional Class	97	327	600	1,380
Aberdeen Global Fixed Income Fund Institutional Service Class	113	377	686	1,562

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Global Fixed Income Fund Aberdeen Global Fixed Income Fund Class C	198	636	1,123	2,468

Portfolio Turnover
The Global Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 256.30% of the average value of its portfolio.

Principal Strategies
The Global Fixed Income Fund seeks to achieve its objective by investing in fixed-income securities of U.S. and foreign issuers including:

†          foreign governments, their agencies and instrumentalities, and foreign companies, including those in emerging markets;

†         multinational organizations, such as the World Bank;

†          the U.S. government, its agencies and instrumentalities and U.S.
companies; and

†          asset-backed securities.

As a non-fundamental policy, under normal market conditions, the Global Fixed
Income Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in fixed-income securities of issuers located in a number of countries throughout the world, which may include the
U.S. Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in bonds of issuers organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal conditions, the Fund invests in securities from at least three different countries.  There is no limit on the Fund's ability to invest in emerging markets.

If the Global Fixed Income Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Fixed Income Fund.

The investment team bases its investment decisions on fundamental factors, including economic, market and currency trends and credit quality. The Fund generally invests in markets where the combination of fixed-income returns and currency exchange rates appears attractive, or, if the currency trend is unfavorable, where the investment team believes the currency risk can be reduced through hedging.

The Fund may invest in all types of fixed-income securities, including:

†          corporate bonds, debentures and notes;

†          convertible debt securities;

†          preferred stocks;

†          government securities;

†          municipal and other government related securities;

†          mortgage-backed and other asset-backed securities; and

†          repurchase agreements involving portfolio securities.

The Fund may purchase securities denominated in foreign currencies or in U.S.
dollars.

The Fund may invest up to:

†          40% of assets in securities of issuers located in any single foreign country;

†          35% of net assets in fixed-income securities rated below investment grade (junk bonds);

†          25% of assets in the securities of any one foreign government, its agencies, instrumentalities and political subdivisions; and

†          20% of net assets in equity securities, including common stocks, warrants and rights.

The Fund has no stated maturity policy and the average effective maturity may change.

In pursuing its investment strategies, the Fund may also invest in financial derivative instruments. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or economic measure. In general, these financial derivative instruments include, but are not limited to, futures, options, swaps (including, but not limited to, credit and credit-default, interest rate and inflation swaps and options on swaps (commonly referred to as swaptions)), forward foreign currency exchange contracts and options, and credit linked notes. The Fund may enter into transactions which include but are not limited to the purchase and writing of call and put options on securities (including exchange-listed and over-the-counter options), and the purchase and sale of futures contracts and options thereon such as securities indices, bond and interest rate futures.

The Fund may use these derivative techniques for a wide variety of purposes, including, but not limited to, the following:

†          to manage the Fund's interest rate, credit and currency exposure;

†          as a substitute for taking a position in the underlying asset (where the manager feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

†          to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure);

†          as a hedging strategy;

†          to seek to increase total returns (which is considered a speculative practice); and

†          to take short positions via derivatives in securities, interest rates, credits, currencies and markets.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum.  Derivative strategies involve risks which are further detailed in
Principal Risks: Derivatives Risk.

The Fund is actively managed. As such, the Fund may have high portfolio turnover and the portfolio turnover rate may exceed 100% per year.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Global Fixed Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Asset-Backed Securities - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Portfolio Turnover - a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Global Fixed Income Fund prior to July 20, 2009
Fund reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Fixed Income Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Global Fixed Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Global Fixed Income Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Fixed Income Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  7.74% - 3rd quarter 2009

Worst Quarter:  -4.88% - 3rd quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Global Fixed Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Global Fixed Income Fund Class A	Class A shares - Before Taxes	0.66%	5.06%		5.65%	Nov 30, 2001
Aberdeen Global Fixed Income Fund Class R	Class R shares - Before Taxes	3.17%	5.16%		3.54%
Aberdeen Global Fixed Income Fund Institutional Class	Institutional Class shares - Before Taxes	5.20%			7.66%	Jul 20, 2009
Aberdeen Global Fixed Income Fund Institutional Service Class	Institutional Service Class shares - Before Taxes	5.21%	6.22%	6.17%
After Taxes on Distributions Aberdeen Global Fixed Income Fund Class A	Class A shares - After Taxes on Distributions	(1.20%)	3.44%		3.54%	Nov 30, 2001
After Taxes on Distributions and Sales Aberdeen Global Fixed Income Fund Class A	Class A Shares - After Taxes on Distributions and Sale of Fund Shares	0.40%	3.36%		3.56%	Nov 30, 2001
Barclays Capital Global Aggregate Bond Index	Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.54%	6.66%	6.73%	7.06%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global Fixed Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Global Fixed Income Fund (the "Global Fixed Income Fund" or the
"Fund") seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Fixed Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Global Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 256.30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	256.30%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Global
Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Global Fixed Income Fund seeks to achieve its objective by investing in fixed-income securities of U.S. and foreign issuers including:

†          foreign governments, their agencies and instrumentalities, and foreign companies, including those in emerging markets;

†         multinational organizations, such as the World Bank;

†          the U.S. government, its agencies and instrumentalities and U.S.
companies; and

†          asset-backed securities.

As a non-fundamental policy, under normal market conditions, the Global Fixed
Income Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in fixed-income securities of issuers located in a number of countries throughout the world, which may include the
U.S. Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in bonds of issuers organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal conditions, the Fund invests in securities from at least three different countries.  There is no limit on the Fund's ability to invest in emerging markets.

If the Global Fixed Income Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Fixed Income Fund.

The investment team bases its investment decisions on fundamental factors, including economic, market and currency trends and credit quality. The Fund generally invests in markets where the combination of fixed-income returns and currency exchange rates appears attractive, or, if the currency trend is unfavorable, where the investment team believes the currency risk can be reduced through hedging.

The Fund may invest in all types of fixed-income securities, including:

†          corporate bonds, debentures and notes;

†          convertible debt securities;

†          preferred stocks;

†          government securities;

†          municipal and other government related securities;

†          mortgage-backed and other asset-backed securities; and

†          repurchase agreements involving portfolio securities.

The Fund may purchase securities denominated in foreign currencies or in U.S.
dollars.

The Fund may invest up to:

†          40% of assets in securities of issuers located in any single foreign country;

†          35% of net assets in fixed-income securities rated below investment grade (junk bonds);

†          25% of assets in the securities of any one foreign government, its agencies, instrumentalities and political subdivisions; and

†          20% of net assets in equity securities, including common stocks, warrants and rights.

The Fund has no stated maturity policy and the average effective maturity may change.

In pursuing its investment strategies, the Fund may also invest in financial derivative instruments. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or economic measure. In general, these financial derivative instruments include, but are not limited to, futures, options, swaps (including, but not limited to, credit and credit-default, interest rate and inflation swaps and options on swaps (commonly referred to as swaptions)), forward foreign currency exchange contracts and options, and credit linked notes. The Fund may enter into transactions which include but are not limited to the purchase and writing of call and put options on securities (including exchange-listed and over-the-counter options), and the purchase and sale of futures contracts and options thereon such as securities indices, bond and interest rate futures.

The Fund may use these derivative techniques for a wide variety of purposes, including, but not limited to, the following:

†          to manage the Fund's interest rate, credit and currency exposure;

†          as a substitute for taking a position in the underlying asset (where the manager feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

†          to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure);

†          as a hedging strategy;

†          to seek to increase total returns (which is considered a speculative practice); and

†          to take short positions via derivatives in securities, interest rates, credits, currencies and markets.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum.  Derivative strategies involve risks which are further detailed in
Principal Risks: Derivatives Risk.

The Fund is actively managed. As such, the Fund may have high portfolio turnover and the portfolio turnover rate may exceed 100% per year.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Global Fixed Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Asset-Backed Securities - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Portfolio Turnover - a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Global Fixed Income Fund prior to July 20, 2009
Fund reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Fixed Income Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Global Fixed Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Global Fixed Income Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Fixed Income Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Global Fixed Income Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  7.74% - 3rd quarter 2009

Worst Quarter:  -4.88% - 3rd quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.88%)
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Fixed Income Fund | Barclays Capital Global Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	542
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	813
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,127
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,017
Annual Return 2002	rr_AnnualReturn2002	9.94%
Annual Return 2003	rr_AnnualReturn2003	14.21%
Annual Return 2004	rr_AnnualReturn2004	9.42%
Annual Return 2005	rr_AnnualReturn2005	(5.88%)
Annual Return 2006	rr_AnnualReturn2006	5.25%
Annual Return 2007	rr_AnnualReturn2007	7.81%
Annual Return 2008	rr_AnnualReturn2008	0.57%
Annual Return 2009	rr_AnnualReturn2009	11.42%
Annual Return 2010	rr_AnnualReturn2010	5.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,123
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,468
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,123
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,468
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	875
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,960
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,380
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 20, 2009
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,562
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception

[1]	(for shares redeemed or exchanged within 30 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.95% for all Classes of the Fund at least through July 20, 2011. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, and 12b-1 fees. Effective July 21, 2011, the contract limit will also exclude Administrative Services Fees from the operating expense limit. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund
Aberdeen Global Small Cap Fund
Objective
The Aberdeen Global Small Cap Fund (the "Global Small Cap Fund" or the "Fund")
seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Small Cap Fund		Aberdeen Global Small Cap Fund Class A	Aberdeen Global Small Cap Fund Class C	Aberdeen Global Small Cap Fund Class R	Aberdeen Global Small Cap Fund Institutional Class	Aberdeen Global Small Cap Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Small Cap Fund		Aberdeen Global Small Cap Fund Class A	Aberdeen Global Small Cap Fund Class C	Aberdeen Global Small Cap Fund Class R	Aberdeen Global Small Cap Fund Institutional Class	Aberdeen Global Small Cap Fund Institutional Service Class
Management Fees		1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.89%	0.85%	0.87%	0.85%	0.85%
Total Annual Fund Operating Expenses		2.39%	3.10%	2.62%	2.10%	2.10%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.80%	0.80%	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.59%	2.30%	1.82%	1.30%	1.30%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.30% for all Classes of the Fund at least through July 20, 2011. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. Effective July 21, 2011, the contract limit will exclude Administrative Services Fees from the operating expense limit. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Global
Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Global Small Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Global Small Cap Fund Class A	727	1,129	1,636	3,025
Aberdeen Global Small Cap Fund Class C	333	803	1,482	3,296
Aberdeen Global Small Cap Fund Class R	185	658	1,243	2,831
Aberdeen Global Small Cap Fund Institutional Class	132	499	977	2,300
Aberdeen Global Small Cap Fund Institutional Service Class	132	499	977	2,300

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Global Small Cap Fund Aberdeen Global Small Cap Fund Class C	233	803	1,482	3,296

Portfolio Turnover
The Global Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 36.05% of the average value of its portfolio.

Principal Strategies
The Global Small Cap Fund seeks to achieve its objective by investing in equity securities of small U.S. and foreign companies. As a non-fundamental policy, under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of small companies from a broad range of countries, including the
U.S., and 40% of assets in companies located or conducting a majority of their business outside the U.S. Under normal conditions, the Fund invests in securities from at least three different countries.  If the Global Small Cap
Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Small Cap Fund.

The Fund considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI World Small Cap
Index at the time of purchase. As of February 24, 2011, the MSCI World Small Cap
Index included companies with market capitalizations between  $27 million and
 $6.7 billion. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of
 $6.0 billion to be small cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company or may no longer fall within the range of a reconstituted index after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to small company equities. In addition, the Fund may invest in companies of any size once the 80% policy is met. As a result, the Fund's average market capitalization may sometimes exceed that of the largest company in the MSCI World Small Cap Index.

The Fund will diversify its investments across companies, industries and countries.

The Fund's equity holdings may include:

†          common stocks and preferred stocks;

†          rights and warrants;

†          securities convertible into common stocks; and

†          partnership interests.

The Fund may invest:

†          up to 20% of net assets in debt securities;

†          up to 10% of net assets in private funds that invest in private equity and in venture-capital companies;

†          up to 35% of net assets in emerging markets securities;

†          without limit in special-situation companies; and

†          without limit in foreign securities.

To a limited extent, the Fund may also engage in other investment practices.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Global Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Small-Cap Securities Risk - in general, stocks of small-cap companies may be more volatile and less liquid than larger company stocks.

Special-situation Company Risk - "special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Global Small Cap Fund  prior to July 20, 2009 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Small Cap Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Global Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Global
Small Cap Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Small Cap Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  27.92% - 2nd quarter 2003

Worst Quarter:  -27.42% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Global Small Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Global Small Cap Fund Class A	Class A shares -Before Taxes	29.41%	0.89%	(0.22%)
Aberdeen Global Small Cap Fund Class C	Class C shares -Before Taxes	35.37%	1.35%		2.67%	Jul 31, 2001
Aberdeen Global Small Cap Fund Class R	Class R shares -Before Taxes	37.04%	1.84%	0.10%
Aberdeen Global Small Cap Fund Institutional Class	Institutional Class shares -Before Taxes	37.39%			42.18%	Jul 20, 2009
Aberdeen Global Small Cap Fund Institutional Service Class	Institutional Service Class shares -Before Taxes	37.59%			31.83%	Sep 16, 2009
After Taxes on Distributions Aberdeen Global Small Cap Fund Class A	Class A shares -After Taxes on Distributions	29.08%	0.71%	(0.31%)
After Taxes on Distributions and Sales Aberdeen Global Small Cap Fund Class A	Class A shares -After Taxes on Distributions and Sale of Shares	19.11%	0.64%	(0.24%)
MSCI World Small Cap Index	MSCI World Small Cap Index (reflects no deduction for fees, expenses or taxes)	26.57%	4.93%	9.55%	10.18%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Global Small Cap Fund (the "Global Small Cap Fund" or the "Fund")
seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Global Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 36.05% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.05%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Global
Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Global Small Cap Fund seeks to achieve its objective by investing in equity securities of small U.S. and foreign companies. As a non-fundamental policy, under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of small companies from a broad range of countries, including the
U.S., and 40% of assets in companies located or conducting a majority of their business outside the U.S. Under normal conditions, the Fund invests in securities from at least three different countries.  If the Global Small Cap
Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Small Cap Fund.

The Fund considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI World Small Cap
Index at the time of purchase. As of February 24, 2011, the MSCI World Small Cap
Index included companies with market capitalizations between  $27 million and
 $6.7 billion. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of
 $6.0 billion to be small cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company or may no longer fall within the range of a reconstituted index after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to small company equities. In addition, the Fund may invest in companies of any size once the 80% policy is met. As a result, the Fund's average market capitalization may sometimes exceed that of the largest company in the MSCI World Small Cap Index.

The Fund will diversify its investments across companies, industries and countries.

The Fund's equity holdings may include:

†          common stocks and preferred stocks;

†          rights and warrants;

†          securities convertible into common stocks; and

†          partnership interests.

The Fund may invest:

†          up to 20% of net assets in debt securities;

†          up to 10% of net assets in private funds that invest in private equity and in venture-capital companies;

†          up to 35% of net assets in emerging markets securities;

†          without limit in special-situation companies; and

†          without limit in foreign securities.

To a limited extent, the Fund may also engage in other investment practices.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Global Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Small-Cap Securities Risk - in general, stocks of small-cap companies may be more volatile and less liquid than larger company stocks.

Special-situation Company Risk - "special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Global Small Cap Fund  prior to July 20, 2009 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Small Cap Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Global Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Global
Small Cap Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Small Cap Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Global Small Cap Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  27.92% - 2nd quarter 2003

Worst Quarter:  -27.42% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.42%)
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Small Cap Fund | MSCI World Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Small Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.18%
Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.80%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	727
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,129
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,636
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,025
Annual Return 2001	rr_AnnualReturn2001	(27.14%)
Annual Return 2002	rr_AnnualReturn2002	(34.52%)
Annual Return 2003	rr_AnnualReturn2003	44.60%
Annual Return 2004	rr_AnnualReturn2004	17.94%
Annual Return 2005	rr_AnnualReturn2005	15.00%
Annual Return 2006	rr_AnnualReturn2006	13.98%
Annual Return 2007	rr_AnnualReturn2007	(3.69%)
Annual Return 2008	rr_AnnualReturn2008	(46.21%)
Annual Return 2009	rr_AnnualReturn2009	36.80%
Annual Return 2010	rr_AnnualReturn2010	37.32%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares -Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.22%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares -After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.31%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares -After Taxes on Distributions and Sale of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.80%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	803
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,482
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,296
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	803
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,482
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,296
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares -Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2001
Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.80%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.82%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,243
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,831
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares -Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.80%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	977
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,300
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares -Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	42.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 20, 2009
Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.80%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	977
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,300
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares -Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	31.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2009

[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.30% for all Classes of the Fund at least through July 20, 2011. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. Effective July 21, 2011, the contract limit will exclude Administrative Services Fees from the operating expense limit. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund
Aberdeen Tax-Free Income Fund
Objective
The Aberdeen Tax-Free Income Fund (the "Tax-Free Income Fund" or the "Fund")
seeks as high a level of current income that is exempt from federal income taxes as is consistent with preserving capital by investing in investment grade municipal obligations.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Tax-Free Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholders Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Tax-Free Income Fund		Aberdeen Tax-Free Income Fund Class A	Aberdeen Tax-Free Income Fund Class C	Aberdeen Tax-Free Income Fund Class D
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price) Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		4.25%	none	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 7 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Tax-Free Income Fund		Aberdeen Tax-Free Income Fund Class A	Aberdeen Tax-Free Income Fund Class C	Aberdeen Tax-Free Income Fund Class D
Management Fees		0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		0.94%	1.69%	0.69%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.93%	1.68%	0.68%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.68% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Tax-Free Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Tax-Free Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Tax-Free Income Fund Class A	516	710	921	1,529
Aberdeen Tax-Free Income Fund Class C	271	531	916	1,996
Aberdeen Tax-Free Income Fund Class D	516	659	815	1,268

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Tax-Free Income Fund Aberdeen Tax-Free Income Fund Class C	171	531	916	1,996

Portfolio Turnover
The Tax-Free Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 15.29% of the average value of its portfolio.

Principal Strategies
As a fundamental policy, under normal circumstances, the Tax-Free Income Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in investment grade fixed-income securities that qualify as tax-exempt municipal obligations. These obligations are issued by states, U.S.
territories and their political subdivisions, such as counties, cities and towns. The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax.  The Tax-Free
Income Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities and floating- and variable-rate bonds, and may invest up to 20% of its net assets in municipal securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax. In selecting securities for the Tax-Free Income Fund, the Adviser employs an opportunistic approach that takes advantage of changing market conditions.
The Adviser's process focuses on credit market, sector, security and yield curve analysis.

A security may be sold to take advantage of more favorable opportunities. The
Tax-Free Income Fund may, but is not required to, sell a security whose rating falls below investment grade.

The Tax-Free Income Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to securities that are permitted investments for the Tax-Free Income Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, credit and spread risk exposure of the Tax-Free Income Fund. The Tax-Free
Income Fund invests in, but is not limited to, the following derivative instruments: municipal credit default swaps ("MCDS") (both single name MCDS and municipal credit default index swaps) and interest rate swaps and futures. MCDS may be used to adjust the Tax-Free Income Fund's exposure to the industry sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers. MCDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  Interest rate swaps are primarily used to manage the Tax-Free Income
Fund's interest rate exposure.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Tax-Free Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Asset-Backed Securities - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Tax-Free Income Fund may be required to invest the proceeds in securities with lower yields.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Tax Risk - a municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the taxexemption may be less valuable, causing the value of a municipal bond to decline.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Tax-Free Income Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"), from May 11, 1998 to June 22, 2008. The Tax-Free Income Fund adopted the performance of the Predecessor Fund as the result of a reorganization on
June 23, 2008 in which the Tax-Free Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Since June 23, 2008,
Aberdeen Asset Management Inc. has served as the investment adviser.  Credit
Suisse Asset Management, LLC served as the subadviser for the Tax-Free Fund from
June 23, 2008 to February 27, 2011. The Tax-Free Fund and the Predecessor Fund
have substantially similar investment objectives and strategies.  Returns of the
Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Tax-Free Income Fund. The bar chart shows how the Fund's annual total returns for Class D have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class D Shares (Years Ended December 31)

Best Quarter:  6.65% - 3rd quarter 2009

Worst Quarter:  -3.28% - 3rd quarter 2008

After-tax returns are shown in the following table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Tax-Free Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Aberdeen Tax-Free Income Fund Class A	Class A shares - Before Taxes	(3.22%)	2.11%	3.45%
Aberdeen Tax-Free Income Fund Class C	Class C shares -Before Taxes	(0.54%)	2.24%	3.13%
Aberdeen Tax-Free Income Fund Class D	Class D shares - Before Taxes	(3.16%)	2.31%	3.70%
After Taxes on Distributions Aberdeen Tax-Free Income Fund Class D	Class D shares - After Taxes on Distributions	(4.41%)	0.78%	2.09%
After Taxes on Distributions and Sales Aberdeen Tax-Free Income Fund Class D	Class D shares - After Taxes on Distributions and Sales of Shares	(2.00%)	1.09%	2.21%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.08%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Tax-Free Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Tax-Free Income Fund (the "Tax-Free Income Fund" or the "Fund")
seeks as high a level of current income that is exempt from federal income taxes as is consistent with preserving capital by investing in investment grade municipal obligations.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Tax-Free Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholders Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Tax-Free Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 15.29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.29%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Tax-Free Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a fundamental policy, under normal circumstances, the Tax-Free Income Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in investment grade fixed-income securities that qualify as tax-exempt municipal obligations. These obligations are issued by states, U.S.
territories and their political subdivisions, such as counties, cities and towns. The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax.  The Tax-Free
Income Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities and floating- and variable-rate bonds, and may invest up to 20% of its net assets in municipal securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax. In selecting securities for the Tax-Free Income Fund, the Adviser employs an opportunistic approach that takes advantage of changing market conditions.
The Adviser's process focuses on credit market, sector, security and yield curve analysis.

A security may be sold to take advantage of more favorable opportunities. The
Tax-Free Income Fund may, but is not required to, sell a security whose rating falls below investment grade.

The Tax-Free Income Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to securities that are permitted investments for the Tax-Free Income Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, credit and spread risk exposure of the Tax-Free Income Fund. The Tax-Free
Income Fund invests in, but is not limited to, the following derivative instruments: municipal credit default swaps ("MCDS") (both single name MCDS and municipal credit default index swaps) and interest rate swaps and futures. MCDS may be used to adjust the Tax-Free Income Fund's exposure to the industry sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers. MCDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  Interest rate swaps are primarily used to manage the Tax-Free Income
Fund's interest rate exposure.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Tax-Free Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Asset-Backed Securities - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Tax-Free Income Fund may be required to invest the proceeds in securities with lower yields.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Tax Risk - a municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the taxexemption may be less valuable, causing the value of a municipal bond to decline.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Tax-Free Income Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"), from May 11, 1998 to June 22, 2008. The Tax-Free Income Fund adopted the performance of the Predecessor Fund as the result of a reorganization on
June 23, 2008 in which the Tax-Free Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Since June 23, 2008,
Aberdeen Asset Management Inc. has served as the investment adviser.  Credit
Suisse Asset Management, LLC served as the subadviser for the Tax-Free Fund from
June 23, 2008 to February 27, 2011. The Tax-Free Fund and the Predecessor Fund
have substantially similar investment objectives and strategies.  Returns of the
Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Tax-Free Income Fund. The bar chart shows how the Fund's annual total returns for Class D have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Tax-Free Income Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class D Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  6.65% - 3rd quarter 2009

Worst Quarter:  -3.28% - 3rd quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class D shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Aberdeen Tax-Free Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Aberdeen Tax-Free Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Aberdeen Tax-Free Income Fund Class D
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.28%)
Aberdeen Tax-Free Income Fund | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%
Aberdeen Tax-Free Income Fund | Aberdeen Tax-Free Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price) Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	516
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	710
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	921
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,529
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.45%
Aberdeen Tax-Free Income Fund | Aberdeen Tax-Free Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price) Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	271
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	916
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,996
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	531
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	916
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,996
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares -Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.13%
Aberdeen Tax-Free Income Fund | Aberdeen Tax-Free Income Fund Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price) Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	516
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	659
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	815
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,268
Annual Return 2001	rr_AnnualReturn2001	4.61%
Annual Return 2002	rr_AnnualReturn2002	8.49%
Annual Return 2003	rr_AnnualReturn2003	5.00%
Annual Return 2004	rr_AnnualReturn2004	4.44%
Annual Return 2005	rr_AnnualReturn2005	3.02%
Annual Return 2006	rr_AnnualReturn2006	3.67%
Annual Return 2007	rr_AnnualReturn2007	2.55%
Annual Return 2008	rr_AnnualReturn2008	(2.13%)
Annual Return 2009	rr_AnnualReturn2009	11.24%
Annual Return 2010	rr_AnnualReturn2010	1.43%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.70%
Aberdeen Tax-Free Income Fund | Aberdeen Tax-Free Income Fund Class D | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.09%
Aberdeen Tax-Free Income Fund | Aberdeen Tax-Free Income Fund Class D | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.21%

[1]	(for shares redeemed or exchanged within 7 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.68% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund
Aberdeen Ultra-Short Duration Bond Fund
Objective
The objective of the Aberdeen Ultra-Short Duration Bond Fund (the "Ultra-Short
Duration Bond Fund" or the "Fund") is to generate regular income and minimize fluctuations in fund value while maintaining a high level of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Ultra-Short Duration Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A
Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Ultra-Short Duration Bond Fund	Aberdeen Ultra-Short Duration Bond Fund Class A	Aberdeen Ultra-Short Duration Bond Fund Class C	Aberdeen Ultra-Short Duration Bond Fund Class R	Aberdeen Ultra-Short Duration Bond Fund Institutional Class	Aberdeen Ultra-Short Duration Bond Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Aberdeen Ultra-Short Duration Bond Fund		Aberdeen Ultra-Short Duration Bond Fund Class A	Aberdeen Ultra-Short Duration Bond Fund Class C	Aberdeen Ultra-Short Duration Bond Fund Class R	Aberdeen Ultra-Short Duration Bond Fund Institutional Class	Aberdeen Ultra-Short Duration Bond Fund Institutional Service Class
Management Fees		0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		1.05%	1.05%	1.05%	1.05%	1.10%
Total Annual Fund Operating Expenses		1.50%	2.25%	1.75%	1.25%	1.30%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.85%	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.65%	1.40%	0.90%	0.40%	0.45%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.40% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations at least February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Ultra-Short Duration Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Ultra-Short Duration Bond
Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Ultra-Short Duration Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Ultra-Short Duration Bond Fund Class A	489	714	1,049	1,995
Aberdeen Ultra-Short Duration Bond Fund Class C	243	535	1,045	2,448
Aberdeen Ultra-Short Duration Bond Fund Class R	92	380	785	1,917
Aberdeen Ultra-Short Duration Bond Fund Institutional Class	41	223	518	1,356
Aberdeen Ultra-Short Duration Bond Fund Institutional Service Class	46	239	545	1,414

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Ultra-Short Duration Bond Fund Aberdeen Ultra-Short Duration Bond Fund Class C	143	535	1,045	2,448

Portfolio Turnover
The Ultra-Short Duration Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund. The Fund will primarily invest in investment-grade fixed income securities (BBB rated minimum at the time of purchase), securities of the U.S.
government, and its agencies and instrumentalities.

The Fund does not invest in non-investment grade securities; however, if an investment grade security is downgraded after purchase, the Fund may continue to hold the security at the discretion of the Fund's adviser.

The Fund will purchase securities (other than structured products) with a maximum maturity of three and a quarter years.  The Fund will purchase structured products with a maximum average life of three and a quarter years.
Under normal circumstances, the duration of the Fund will be one year or less.
Duration measures the price sensitivity of a fixed income security to changes in interest rates. Portfolio duration will be actively managed.  The portfolio management team seeks to maintain a high level of liquidity in the portfolio and to stabilize the principal value of the Fund's assets.  The portfolio management team will attempt to maximize yield within these constraints.

The Fund may invest in futures for hedging and/or to manage the Fund's interest rate exposure. To the extent that the Fund invests in futures with an underlying asset that meets the 80% policy previously noted, the futures position would be included in the 80% minimum.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Ultra-Short Duration Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Ultra-Short Duration Bond
Fund may be required to invest the proceeds in securities with lower yields.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk - the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the
Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Futures Risk - futures are speculative and may hurt the Fund's performance.
Futures may present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the future is linked changes in unexpected ways. The potential benefits to be derived from the Fund's futures strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
Performance information is not available for the Ultra-Short Duration Bond Fund because it is new. For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

[1]	The "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Ultra-Short Duration Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The objective of the Aberdeen Ultra-Short Duration Bond Fund (the "Ultra-Short
Duration Bond Fund" or the "Fund") is to generate regular income and minimize fluctuations in fund value while maintaining a high level of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Ultra-Short Duration Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A
Sales Charges" section on page 148 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the
Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Ultra-Short Duration Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Ultra-Short Duration Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Ultra-Short Duration Bond
Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund. The Fund will primarily invest in investment-grade fixed income securities (BBB rated minimum at the time of purchase), securities of the U.S.
government, and its agencies and instrumentalities.

The Fund does not invest in non-investment grade securities; however, if an investment grade security is downgraded after purchase, the Fund may continue to hold the security at the discretion of the Fund's adviser.

The Fund will purchase securities (other than structured products) with a maximum maturity of three and a quarter years.  The Fund will purchase structured products with a maximum average life of three and a quarter years.
Under normal circumstances, the duration of the Fund will be one year or less.
Duration measures the price sensitivity of a fixed income security to changes in interest rates. Portfolio duration will be actively managed.  The portfolio management team seeks to maintain a high level of liquidity in the portfolio and to stabilize the principal value of the Fund's assets.  The portfolio management team will attempt to maximize yield within these constraints.

The Fund may invest in futures for hedging and/or to manage the Fund's interest rate exposure. To the extent that the Fund invests in futures with an underlying asset that meets the 80% policy previously noted, the futures position would be included in the 80% minimum.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Ultra-Short Duration Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Ultra-Short Duration Bond
Fund may be required to invest the proceeds in securities with lower yields.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk - the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the
Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Futures Risk - futures are speculative and may hurt the Fund's performance.
Futures may present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the future is linked changes in unexpected ways. The potential benefits to be derived from the Fund's futures strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information is not available for the Ultra-Short Duration Bond Fund because it is new. For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations at least February 27, 2013.
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations at least February 27, 2013.
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations at least February 27, 2013.
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations at least February 27, 2013.
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations at least February 27, 2013.
Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	489
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	714
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,049
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,995
Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,045
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,448
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	535
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,045
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,448
Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	380
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	785
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,917
Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	223
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	518
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,356
Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,414

[1]	The "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.40% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations at least February 27, 2013.

Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund
Aberdeen Emerging Markets Debt Local Currency Fund
Objective
The Aberdeen Emerging Markets Debt Local Currency Fund (the "Emerging Markets
Debt Local Currency Fund" or the "Fund") seeks long-term total return. Total return includes all aspects of return, including dividends, interest and share price appreciation/depreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Debt Local Currency Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the
"Investing with Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of
Class A Sales Charges" section on page 26 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales - Waiver of Class A Sales
Charges" and "Reduction of Sales Charges" sections on pages 89-90 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Emerging Markets Debt Local Currency Fund		Aberdeen Emerging Markets Debt Local Currency Fund Class A	Aberdeen Emerging Markets Debt Local Currency Fund Class C	Aberdeen Emerging Markets Debt Local Currency Fund Class R	Aberdeen Emerging Markets Debt Local Currency Fund Institutional Class	Aberdeen Emerging Markets Debt Local Currency Fund Insititutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		4.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 15 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Aberdeen Emerging Markets Debt Local Currency Fund		Aberdeen Emerging Markets Debt Local Currency Fund Class A	Aberdeen Emerging Markets Debt Local Currency Fund Class C	Aberdeen Emerging Markets Debt Local Currency Fund Class R	Aberdeen Emerging Markets Debt Local Currency Fund Institutional Class	Aberdeen Emerging Markets Debt Local Currency Fund Insititutional Service Class
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.31%	0.28%	0.32%	0.28%	0.40%
Total Annual Fund Operating Expenses		1.36%	2.08%	1.62%	1.08%	1.20%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.18%	1.90%	1.44%	0.90%	1.02%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund at least through the first year of operations. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations.

Example
This Example is intended to help you compare the cost of investing in the
Emerging Markets Debt Local Currency Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Emerging Markets Debt Local Currency Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Aberdeen Emerging Markets Debt Local Currency Fund Class A	540	821
Aberdeen Emerging Markets Debt Local Currency Fund Class C	293	635
Aberdeen Emerging Markets Debt Local Currency Fund Class R	147	494
Aberdeen Emerging Markets Debt Local Currency Fund Institutional Class	92	326
Aberdeen Emerging Markets Debt Local Currency Fund Insititutional Service Class	104	363

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Aberdeen Emerging Markets Debt Local Currency Fund Aberdeen Emerging Markets Debt Local Currency Fund Class C
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	635

Portfolio Turnover
The Emerging Markets Debt Local Currency Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Emerging Markets
Debt Local Currency Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities that are denominated in the currency of or economically linked to an emerging market country and which are issued by: (a) government related bodies of emerging market countries; and/or (b) corporations that (i) are organized under the laws of, or have their principal office in, an emerging market country, (ii) have their principal securities trading market in an emerging market country, or
(iii) alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging markets countries.  An emerging market country is any country determined by the adviser or sub-adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.

The portfolio management team will focus on the entire emerging markets local debt universe, investing in conventional and index-linked bonds, interest rates swaps, foreign exchange, conventional bonds and inflation-linked sovereign and quasi-sovereign bonds. The Fund may invest in both investment-grade and high yield securities. The Fund may invest in securities of any maturity.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

The portfolio management team will seek to identify those instruments that are likely to provide the greatest outperformance, taking account of forward-looking risks. They will assess both the risk-return profile of an individual investment, as well as the risk-return impact of its incremental addition to the fund as a whole, and then construct a diversified, risk-controlled portfolio of instruments.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps.  CDS may be used to adjust the Fund's exposure to the emerging market debt sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers.  CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  The base currency of the Fund is US Dollars.
Performance may be strongly influenced by movements in currency rates because the Fund may have exposure to a particular currency that is different to the value of the securities denominated in that currency held by the Fund.  Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum.  For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Emerging Markets Debt Local Currency Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Emerging Markets Debt Local
Currency Fund may be required to invest the proceeds in securities with lower yields.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies.
Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the Fund.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
Performance information is not available for the Emerging Markets Debt Local
Currency Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

[1]	The "Annual Fund Operating Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Debt Local Currency Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Emerging Markets Debt Local Currency Fund (the "Emerging Markets
Debt Local Currency Fund" or the "Fund") seeks long-term total return. Total return includes all aspects of return, including dividends, interest and share price appreciation/depreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Debt Local Currency Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the
"Investing with Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of
Class A Sales Charges" section on page 26 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales - Waiver of Class A Sales
Charges" and "Reduction of Sales Charges" sections on pages 89-90 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Emerging Markets Debt Local Currency Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Emerging Markets Debt Local Currency Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the Emerging Markets
Debt Local Currency Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities that are denominated in the currency of or economically linked to an emerging market country and which are issued by: (a) government related bodies of emerging market countries; and/or (b) corporations that (i) are organized under the laws of, or have their principal office in, an emerging market country, (ii) have their principal securities trading market in an emerging market country, or
(iii) alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging markets countries.  An emerging market country is any country determined by the adviser or sub-adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.

The portfolio management team will focus on the entire emerging markets local debt universe, investing in conventional and index-linked bonds, interest rates swaps, foreign exchange, conventional bonds and inflation-linked sovereign and quasi-sovereign bonds. The Fund may invest in both investment-grade and high yield securities. The Fund may invest in securities of any maturity.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

The portfolio management team will seek to identify those instruments that are likely to provide the greatest outperformance, taking account of forward-looking risks. They will assess both the risk-return profile of an individual investment, as well as the risk-return impact of its incremental addition to the fund as a whole, and then construct a diversified, risk-controlled portfolio of instruments.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps.  CDS may be used to adjust the Fund's exposure to the emerging market debt sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers.  CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  The base currency of the Fund is US Dollars.
Performance may be strongly influenced by movements in currency rates because the Fund may have exposure to a particular currency that is different to the value of the securities denominated in that currency held by the Fund.  Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum.  For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	As a non-fundamental policy, under normal circumstances, the Emerging Markets Debt Local Currency Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities that are denominated in the currency of or economically linked to an emerging market country and which are issued by: (a) government related bodies of emerging market countries; and/or (b) corporations that (i) are organized under the laws of, or have their principal office in, an emerging market country, (ii) have their principal securities trading market in an emerging market country, or (iii) alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging markets countries.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Emerging Markets Debt Local Currency Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Emerging Markets Debt Local
Currency Fund may be required to invest the proceeds in securities with lower yields.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies.
Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the Fund.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information is not available for the Emerging Markets Debt Local
Currency Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Insititutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	540
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	821
Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	635
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	635
Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	494
Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	326
Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund Insititutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	363

[1]	The "Annual Fund Operating Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	(for shares redeemed or exchanged within 15 days after the date of purchase)
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund at least through the first year of operations. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations.

Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund
Aberdeen Global High Yield Bond Fund
Objective
The Aberdeen Global High Yield Bond Fund (the "Global High Yield Bond Fund" or
the "Fund") seeks total return. Total return includes all aspects of return, including dividends, interest and share price appreciation/depreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global High Yield Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A
Sales Charges" section on page 26 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales - Waiver of Class A Sales
Charges" and "Reduction of Sales Charges" sections on pages 89-90 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global High Yield Bond Fund		Aberdeen Global High Yield Bond Fund Class A	Aberdeen Global High Yield Bond Fund Class C	Aberdeen Global High Yield Bond Fund Class R	Aberdeen Global High Yield Bond Fund Institutional Class	Aberdeen Global High Yield Bond Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		4.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 15 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Aberdeen Global High Yield Bond Fund		Aberdeen Global High Yield Bond Fund Class A	Aberdeen Global High Yield Bond Fund Class C	Aberdeen Global High Yield Bond Fund Class R	Aberdeen Global High Yield Bond Fund Institutional Class	Aberdeen Global High Yield Bond Fund Institutional Service Class
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.31%	0.28%	0.32%	0.28%	0.40%
Total Annual Fund Operating Expenses		1.21%	1.93%	1.47%	0.93%	1.05%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.03%	1.75%	1.29%	0.75%	0.87%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser")have entered into a written contract limiting operating expenses to 0.75% for all Classes of the Fund at least through the Fund's first year of operations. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations.

Example
This Example is intended to help you compare the cost of investing in the Global
High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Global High Yield Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Global High Yield Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Aberdeen Global High Yield Bond Fund Class A	526	776
Aberdeen Global High Yield Bond Fund Class C	278	589
Aberdeen Global High Yield Bond Fund Class R	131	448
Aberdeen Global High Yield Bond Fund Institutional Class	77	279
Aberdeen Global High Yield Bond Fund Institutional Service Class	89	316

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Aberdeen Global High Yield Bond Fund Aberdeen Global High Yield Bond Fund Class C	178	589

Portfolio Turnover
The Global High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds that are below investment grade (rated below "BBB-" by
Standard & Poor's or Fitch Ratings, below "Baa3" by Moody's Investor Services or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the portfolio managers to be of comparable quality) at the time of investment.  In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the lowest rating category received from an
NRSRO. For purposes of the 80% policy, bonds include, but are not limited to, corporate debt securities, bank loans, convertible securities, and asset backed securities, including commercial and residential mortgages.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

Under normal market conditions, the Fund will invest in securities from at least three countries.  The Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Fund's adviser in which case the Fund would invest at least 30%) in bonds of issuers organized or having their principal place of business outside the United States.

The Fund primarily invests in corporate debt securities, but is not limited to these securities. The Fund may also invest in bank loans, convertible securities, and asset backed securities, including commercial and residential mortgages. The Fund's investments may be of any credit quality, and may include securities not paying interest currently and securities in default following purchase.

Under normal conditions, the Fund may hold up to 10% of its net assets in cash and cash equivalents. However, the Fund may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or bond market events in which case up to 100% of the Fund's net assets may be held in ancillary liquid assets including short-term debt and debt-related securities listed or traded on an eligible market or OTC market.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
 Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps.  CDS may be used to adjust the Fund's exposure to the global high yield bond sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers.  CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum.  For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Global High Yield Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Global High Yield Bond Fund may be required to invest the proceeds in securities with lower yields.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Asset-Backed Securities - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Portfolio Turnover - the Fund is anticipated to have a portfolio turnover rate exceeding 100% per year. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Mortgage-Related Securities Risk - the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Liquidity Risk - the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus. The Global High Yield Bond Fund cannot guarantee that it will achieve its investment objective.

Performance
Performance information is not available for the Global High Yield Bond Fund because it is new. For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

[1]	The "Annual Fund Operating Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global High Yield Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Global High Yield Bond Fund (the "Global High Yield Bond Fund" or
the "Fund") seeks total return. Total return includes all aspects of return, including dividends, interest and share price appreciation/depreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global High Yield Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A
Sales Charges" section on page 26 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales - Waiver of Class A Sales
Charges" and "Reduction of Sales Charges" sections on pages 89-90 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Global High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Global
High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Global High Yield Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds that are below investment grade (rated below "BBB-" by
Standard & Poor's or Fitch Ratings, below "Baa3" by Moody's Investor Services or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the portfolio managers to be of comparable quality) at the time of investment.  In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the lowest rating category received from an
NRSRO. For purposes of the 80% policy, bonds include, but are not limited to, corporate debt securities, bank loans, convertible securities, and asset backed securities, including commercial and residential mortgages.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

Under normal market conditions, the Fund will invest in securities from at least three countries.  The Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Fund's adviser in which case the Fund would invest at least 30%) in bonds of issuers organized or having their principal place of business outside the United States.

The Fund primarily invests in corporate debt securities, but is not limited to these securities. The Fund may also invest in bank loans, convertible securities, and asset backed securities, including commercial and residential mortgages. The Fund's investments may be of any credit quality, and may include securities not paying interest currently and securities in default following purchase.

Under normal conditions, the Fund may hold up to 10% of its net assets in cash and cash equivalents. However, the Fund may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or bond market events in which case up to 100% of the Fund's net assets may be held in ancillary liquid assets including short-term debt and debt-related securities listed or traded on an eligible market or OTC market.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
 Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps.  CDS may be used to adjust the Fund's exposure to the global high yield bond sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers.  CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum.  For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds that are below investment grade (rated below "BBB-" by Standard & Poor's or Fitch Ratings, below "Baa3" by Moody's Investor Services or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the portfolio managers to be of comparable quality) at the time of investment.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Global High Yield Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Global High Yield Bond Fund may be required to invest the proceeds in securities with lower yields.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Asset-Backed Securities - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Portfolio Turnover - the Fund is anticipated to have a portfolio turnover rate exceeding 100% per year. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Mortgage-Related Securities Risk - the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Liquidity Risk - the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus. The Global High Yield Bond Fund cannot guarantee that it will achieve its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information is not available for the Global High Yield Bond Fund because it is new. For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	526
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	776
Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	278
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	589
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	589
Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	448
Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	279
Aberdeen Global High Yield Bond Fund | Aberdeen Global High Yield Bond Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.87%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	316

[1]	The "Annual Fund Operating Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	(for shares redeemed or exchanged within 15 days after the date of purchase)
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser")have entered into a written contract limiting operating expenses to 0.75% for all Classes of the Fund at least through the Fund's first year of operations. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations.

Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund
Aberdeen Core Plus Income Fund
Objective
The Aberdeen Core Plus Income Fund (the "Core Plus Income Fund" or the "Fund")
seeks to maximize total return consistent with the preservation of capital and prudent investment management by investing for both current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Core Plus Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 22 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on page 88-90 of the Fund's Statement of
Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Core Plus Income Fund		Aberdeen Core Plus Income Fund Class A	Aberdeen Core Plus Income Fund Class C	Aberdeen Core Plus Income Fund Class R	Aberdeen Core Plus Income Fund Institutional Class	Aberdeen Core Plus Income Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		4.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 15 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Aberdeen Core Plus Income Fund		Aberdeen Core Plus Income Fund Class A	Aberdeen Core Plus Income Fund Class C	Aberdeen Core Plus Income Fund Class R	Aberdeen Core Plus Income Fund Institutional Class	Aberdeen Core Plus Income Fund Institutional Service Class
Management Fees		0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.36%	0.31%	0.33%	0.31%	0.36%
Total Annual Fund Operating Expenses		0.94%	1.64%	1.16%	0.64%	0.69%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.14%	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.80%	1.50%	1.02%	0.50%	0.55%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.50% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Core
Plus Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Core Plus Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if
applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Core Plus Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Aberdeen Core Plus Income Fund Class A	503	684
Aberdeen Core Plus Income Fund Class C	253	489
Aberdeen Core Plus Income Fund Class R	104	340
Aberdeen Core Plus Income Fund Institutional Class	51	176
Aberdeen Core Plus Income Fund Institutional Service Class	56	192

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Aberdeen Core Plus Income Fund Aberdeen Core Plus Income Fund Class C	153	489

Portfolio Turnover
The Core Plus Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.

Principal Strategies
The Core Plus Income Fund seeks to achieve its objective by investing primarily
(generally, at least 80% of its net assets) in a diversified portfolio of fixed income securities and instruments, which include, but are not limited to the following:

†          U.S. Government securities (including Treasury, agency and government sponsored enterprises),

†          foreign government and agency, supranational, and quasi government obligations,

†          residential mortgage-backed securities (MBS),

†          commercial mortgage-backed securities (CMBS),

†          asset-backed securities (ABS),

†          municipal obligations,

†          corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

†          loan participations and assignments including revolving credit facilities,

†          inflation-indexed securities,

†          non-dollar denominated securities,

†          U.S. dollar denominated securities of foreign issuers,

†          cash equivalents including commercial paper, repurchase agreements, and other short term investments,

†          private placements including securities issued under Rule 144A,

†          structured securities,

†          derivative instruments including futures, interest rate swaps, options and credit derivatives,

†          securities issued by government and non-government entities in emerging market countries as determined by the Adviser, and

†          currency forward contracts.

Up to 25% of total assets may be invested in securities that are rated below investment grade ("junk bonds"). Investment grade securities are those rated
Baa/BBB or higher by a nationally recognized statistical rating organization
("NRSRO") including Moody's Investor Services, Inc. ("Moody's"), Standard and
Poor's Rating Group ("Standard & Poor's"), or Fitch, Inc. ("Fitch"), or if
unrated, determined by the Adviser to be of comparable quality. The Core Plus
Income Fund may invest in securities issued by sovereign and non-sovereign entities domiciled in emerging market countries as determined by the Adviser.

Exposure to non-dollar denominated fixed income instruments is limited to 25% of the market value of the Fund. Un-hedged exposure to foreign currencies generally will not exceed 10% of the market value of the Fund. Currency forwards may be used for hedging purposes, as well as for outright active currency positions.
Cross hedging is permitted. Furthermore, the net incremental aggregate sum of the currency exposures for non-hedging purposes, irrespective of whether they are long or short, cannot exceed 10% of the net assets of the Core Plus Income
Fund.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following
derivative instruments: credit default swaps ("CDS") (both single name CDS and
CDX Index), currency swaps and forwards, and interest rate swaps and futures.
CDS may be used to adjust the Fund's exposure to the industry sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the
Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum. For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

The Core Plus Income Fund may also buy or sell securities on a forward commitment basis and lend portfolio securities.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Core Plus Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Core Plus Income Fund may be required to invest the proceeds in securities with lower yields.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk - the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign Investment Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk - the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks."

Performance
Performance information is not available for the Core Plus Income Fund because it is new. For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

[1]	The "Annual Fund Operating Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Core Plus Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Core Plus Income Fund (the "Core Plus Income Fund" or the "Fund")
seeks to maximize total return consistent with the preservation of capital and prudent investment management by investing for both current income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Core Plus Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 22 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on page 88-90 of the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Core Plus Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Core
Plus Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Core Plus Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if
applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Core Plus Income Fund seeks to achieve its objective by investing primarily
(generally, at least 80% of its net assets) in a diversified portfolio of fixed income securities and instruments, which include, but are not limited to the following:

†          U.S. Government securities (including Treasury, agency and government sponsored enterprises),

†          foreign government and agency, supranational, and quasi government obligations,

†          residential mortgage-backed securities (MBS),

†          commercial mortgage-backed securities (CMBS),

†          asset-backed securities (ABS),

†          municipal obligations,

†          corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

†          loan participations and assignments including revolving credit facilities,

†          inflation-indexed securities,

†          non-dollar denominated securities,

†          U.S. dollar denominated securities of foreign issuers,

†          cash equivalents including commercial paper, repurchase agreements, and other short term investments,

†          private placements including securities issued under Rule 144A,

†          structured securities,

†          derivative instruments including futures, interest rate swaps, options and credit derivatives,

†          securities issued by government and non-government entities in emerging market countries as determined by the Adviser, and

†          currency forward contracts.

Up to 25% of total assets may be invested in securities that are rated below investment grade ("junk bonds"). Investment grade securities are those rated
Baa/BBB or higher by a nationally recognized statistical rating organization
("NRSRO") including Moody's Investor Services, Inc. ("Moody's"), Standard and
Poor's Rating Group ("Standard & Poor's"), or Fitch, Inc. ("Fitch"), or if
unrated, determined by the Adviser to be of comparable quality. The Core Plus
Income Fund may invest in securities issued by sovereign and non-sovereign entities domiciled in emerging market countries as determined by the Adviser.

Exposure to non-dollar denominated fixed income instruments is limited to 25% of the market value of the Fund. Un-hedged exposure to foreign currencies generally will not exceed 10% of the market value of the Fund. Currency forwards may be used for hedging purposes, as well as for outright active currency positions.
Cross hedging is permitted. Furthermore, the net incremental aggregate sum of the currency exposures for non-hedging purposes, irrespective of whether they are long or short, cannot exceed 10% of the net assets of the Core Plus Income
Fund.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following
derivative instruments: credit default swaps ("CDS") (both single name CDS and
CDX Index), currency swaps and forwards, and interest rate swaps and futures.
CDS may be used to adjust the Fund's exposure to the industry sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the
Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum. For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

The Core Plus Income Fund may also buy or sell securities on a forward commitment basis and lend portfolio securities.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Core Plus Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Core Plus Income Fund may be required to invest the proceeds in securities with lower yields.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk - the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign Investment Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk - the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks."

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information is not available for the Core Plus Income Fund because it is new. For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	503
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	684
Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	489
Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	340
Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	176
Aberdeen Core Plus Income Fund | Aberdeen Core Plus Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	192

[1]	The "Annual Fund Operating Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	(for shares redeemed or exchanged within 15 days after the date of purchase)
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.50% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.